Document And Entity Information (USD $)	3 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Entity Registrant Name	FRONTLINE LTD /
Entity Central Index Key	0000913290
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 759,440,898.26
Entity Common Stock, Shares Outstanding	77,858,502
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating revenues
Time charter revenues	$ 231,224	$ 365,159	$ 486,361
Bareboat charter revenues	47,101	71,370	64,526
Voyage charter revenues	510,808	708,008	565,331
Other income	20,969	20,678	17,068
Total operating revenues	810,102	1,165,215	1,133,286
(Loss) gain on sale of assets and amortization of deferred gains	(307,894)	30,935	3,061
Operating expenses
Voyage expenses and commission	295,787	282,708	219,375
Ship operating expenses	187,010	195,679	206,381
Profit share expense	482	30,566	33,018
Charter hire expenses	65,601	134,551	169,503
Administrative expenses	35,886	31,883	30,647
Impairment loss	121,443	0	0
Depreciation	195,597	212,851	237,313
Total operating expenses	901,806	888,238	896,237
Net operating (loss) income	(399,598)	307,912	240,110
Other income (expenses)
Interest income	3,958	13,432	22,969
Interest expense	(141,497)	(149,918)	(160,988)
Equity losses of unconsolidated subsidiaries and associated companies	(600)	(515)	(544)
Foreign currency exchange gain (loss)	106	622	(346)
Mark to market of derivatives	390	(19)	0
Impairment of securities	0	(9,425)	0
Loss on sale of securities	(3,355)	0	0
Dividends received, net	113	(278)	3,087
Other non-operating items, net	12,005	2,411	1,545
Net other expenses	(128,880)	(143,690)	(134,277)
Net (loss) income before income taxes and noncontrolling interest	(528,478)	164,222	105,833
Income tax expense	(532)	(218)	(361)
Net (loss) income	(529,010)	164,004	105,472
Net income attributable to noncontrolling interest	(591)	(2,597)	(2,771)
Net (loss) income attributable to Frontline Ltd.	$ (529,601)	$ 161,407	$ 102,701
(Loss) earnings per share attributable to Frontline Ltd. stockholders:
Basic (loss) earnings per share (in dollars per share)	$ (6.8)	$ 2.07	$ 1.32
Weighted average shares outstanding, basic (in shares)	77,859	77,859	77,859
Diluted (loss) earnings per share (in dollars per share)	$ (6.8)	$ 2.01	$ 1.32
Weighted average shares outstanding, diluted (in shares)	77,859	83,803	77,867
Cash dividends per share declared (in dollars per share)	$ 0.22	$ 2	$ 0.9

Consolidated Statements of Comprehensive (Loss) Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
COMPREHENSIVE (LOSS) INCOME, NET OF TAX
Net (loss) income	$ (529,010)	$ 164,004	$ 105,472
Unrealized (losses) gains from marketable securities	(894)	(11,438)	2,782
Impairment losses reclassified to Statement of Operations	0	9,425	0
Foreign currency translation (losses) gains	(49)	(137)	759
Other comprehensive (loss) income, net of tax	(943)	(2,150)	3,541
Comprehensive (loss) Income	(529,953)	161,854	109,013
Comprehensive (loss) income attributable to stockholders of Frontline Ltd.	(530,544)	159,257	106,242
Comprehensive income attributable to noncontrolling interest	591	2,597	2,771
Comprehensive (loss) Income	$ (529,953)	$ 161,854	$ 109,013

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 160,566	$ 176,639
Restricted cash and investments	100,566	182,091
Marketable securities	685	51,481
Trade accounts receivable, net	46,007	56,316
Related party receivables	15,805	7,225
Other receivables	14,398	17,200
Inventories	40,370	60,115
Voyages in progress	24,449	27,087
Prepaid expenses and accrued income	5,735	8,073
Investment in finance lease	1,824	1,535
Total current assets	410,405	587,762
Long term assets
Restricted cash	0	62,000
Newbuildings	13,049	224,319
Vessels and equipment, net	312,292	1,430,124
Vessels and equipment under capital lease, net	1,022,172	1,427,526
Investment in unconsolidated subsidiaries and associated companies	27,340	3,408
Deferred charges	1,780	7,426
Investment in finance lease	53,531	55,355
Total assets	1,840,569	3,797,920
Current liabilities
Short-term debt and current portion of long-term debt	19,521	173,595
Current portion of obligations under capital leases	55,805	193,379
Related party payables	10,775	33,278
Trade accounts payable	5,707	13,423
Accrued expenses	50,376	72,200
Deferred charter revenue	5,630	6,860
Other current liabilities	19,570	10,842
Total current liabilities	167,384	503,577
Long-term liabilities
Long-term debt	493,992	1,190,763
Obligations under capital leases	957,431	1,336,908
Deferred gains on sales of vessels	6,184	6,440
Other long-term liabilities	2,099	1,195
Total liabilities	1,627,090	3,038,883
Commitments and contingencies
Equity
Share capital (77,858,502 shares outstanding, par value $2.50)	194,646	194,646
Additional paid in capital	225,769	224,245
Contributed surplus	248,360	248,360
Accumulated other comprehensive loss	(4,779)	(3,836)
Retained (deficit) earnings	(463,012)	83,718
Total equity attributable to Frontline Ltd.	200,984	747,133
Noncontrolling interest	12,495	11,904
Total equity	213,479	759,037
Total liabilities and equity	$ 1,840,569	$ 3,797,920

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Equity
Share capital, shares outstanding (in shares)	77,858,502	77,858,502	77,858,502	77,858,502
Ordinary shares issued (dollars per share)	$ 2.5	$ 2.5

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Cash Flows [Abstract]
Net (loss) income	$ (529,010)	$ 164,004	$ 105,472
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation	195,597	212,851	237,313
Amortization of deferred charges	6,922	1,436	1,282
Loss (gain) from sale of assets (including securities)	311,249	(30,935)	(3,061)
Equity losses of unconsolidated subsidiaries and associated companies	600	515	544
Impairment losses on vessels	121,443	0	0
Unrealized foreign exchange loss (gain)	73	(138)	686
Adjustment of derivatives and securities to market value	0	9,425	0
Other, net	(8,681)	(7,578)	(2,612)
Changes in operating assets and liabilities:
Trade accounts receivable	10,431	(7,777)	15,689
Other receivables	2,800	32,690	(33,441)
Inventories	17,592	(25,021)	7,131
Voyages in progress	2,638	5,271	25,673
Prepaid expenses and accrued income	2,479	6,543	(4,516)
Trade accounts payable	(7,718)	(23,149)	9,541
Accrued expenses	(22,172)	6,786	(6,895)
Deferred charter revenue	(7,794)	(16,929)	(3,382)
Related party balances	(39,208)	(5,873)	(30,658)
Other, net	(388)	(7,210)	2,754
Net cash provided by operating activities	56,853	314,911	321,520
Investing activities
Change in restricted cash	155,581	256,535	75,620
Additions to newbuildings, vessels and equipment	(82,378)	(548,946)	(170,049)
Proceeds from sale of vessels and equipment	200,041	11,061	2,390
Dividends received from associated companies	511	0	0
Investment in associated companies	(25,047)	0	0
Receipts from finance leases and loans receivable	1,535	1,277	0
Proceeds from sale of other assets	46,547	19,839	0
Proceeds from sale of shares in subsidiaries	128,882	100	0
Net cash provided by (used in) investing activities	425,672	(260,134)	(92,039)
Financing activities
Proceeds from long-term debt	72,000	649,729	243,771
Repayments of long-term debt	(256,527)	(169,953)	(267,336)
Payment of obligations under finance leases	(295,501)	(280,579)	(241,198)
Debt fees paid	(1,441)	(4,192)	(2,888)
Cash dividends paid	(17,129)	(155,718)	(70,074)
Net cash (used in) provided by financing activities	(498,598)	39,287	(337,725)
Net (decrease) increase in cash and cash equivalents	(16,073)	94,064	(108,244)
Cash and cash equivalents at beginning of year	176,639	82,575	190,819
Cash and cash equivalents at end of year	160,566	176,639	82,575
Supplemental disclosure of cash flow information:
Interest paid, net of interest capitalized	150,652	165,951	186,873
Income taxes paid	$ 406	$ 563	$ 383

Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data, unless otherwise specified	Share Capital [Member]	Additional Paid In Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Retained (Deficit) Earnings [Member]	Total Equity Attributable to Frontline Ltd. [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2008	$ 194,646	$ 219,036	$ 248,360	$ (5,227)	$ 45,402		$ 6,637
Balance (in shares) at Dec. 31, 2008	77,858,502							77,858,502
Increase (decrease) in Equity [Roll Forward]
Other comprehensive (loss) income				3,541				3,541
Stock option expense		2,955
Gain on sale of shares in subsidiary		0
Net (loss) income					102,701		2,771	105,472
Cash dividends					(70,074)
Net liabilities assumed on purchase of noncontrolling interest							0
Balance at Dec. 31, 2009	194,646	221,991	248,360	(1,686)	78,029	741,340	9,408	750,748
Balance (in shares) at Dec. 31, 2009	77,858,502							77,858,502
Increase (decrease) in Equity [Roll Forward]
Other comprehensive (loss) income				(2,150)				(2,150)
Stock option expense		2,053
Gain on sale of shares in subsidiary		201
Net (loss) income					161,407		2,597	164,004
Cash dividends					(155,718)
Net liabilities assumed on purchase of noncontrolling interest							(101)
Balance at Dec. 31, 2010	194,646	224,245	248,360	(3,836)	83,718	747,133	11,904	759,037
Balance (in shares) at Dec. 31, 2010	77,858,502							77,858,502
Increase (decrease) in Equity [Roll Forward]
Other comprehensive (loss) income				(943)				(943)
Stock option expense		1,524
Gain on sale of shares in subsidiary		0
Net (loss) income					(529,601)		591	(529,010)
Cash dividends					(17,129)
Net liabilities assumed on purchase of noncontrolling interest							0
Balance at Dec. 31, 2011	$ 194,646	$ 225,769	$ 248,360	$ (4,779)	$ (463,012)	$ 200,984	$ 12,495	$ 213,479
Balance (in shares) at Dec. 31, 2011	77,858,502							77,858,502

GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL [Abstract]
GENERAL
1.	GENERAL

Frontline Ltd. (the "Company" or "Frontline") is an international shipping company incorporated in Bermuda as an exempted company under the Bermuda Companies Law of 1981 on June 12, 1992. The Company is engaged primarily in the operation of oil tankers and oil/bulk/ore, or OBO carriers, which are currently configured to carry dry cargo. The Company owns and leases these vessels. The Company operates oil tankers of two sizes: VLCCs, which are between 200,000 and 320,000 dwt, and Suezmax tankers, which are vessels between 120,000 and 170,000 dwt. The Company operates through subsidiaries and partnerships located in the Bahamas, Bermuda, the Cayman Islands, India, the Isle of Man, Liberia, Norway, the United Kingdom and Singapore. The Company is also involved in the charter, purchase and sale of vessels.

The Company's Ordinary Shares are listed on the New York Stock Exchange, the Oslo Stock Exchange and the London Stock Exchange under the symbol of "FRO".

In October 2003, the Company established Ship Finance International Limited ("Ship Finance") in Bermuda.  Through transactions executed in January 2004, the Company transferred to Ship Finance ownership of 46 vessel-owning entities each owning one vessel and its corresponding financing, and one entity owning an option to acquire a VLCC. The Company then leased these vessels back on long-term charters. Between May 2004 and March 2007, the Company distributed all of its shareholding in Ship Finance to its shareholders except for 73,383 shares, which represents 0.01% of Ship Finance's total shares.

In February 2008, the Company spun off 17.53% of its holding in its subsidiary Independent Tankers Corporation Limited ("ITCL") to Frontline shareholders in conjunction with the listing of ITCL on the Norwegian over-the-counter ("NOTC") market. In August 2010, the Company sold 25% of SeaTeam Singapore Pte Limited ("SeaTeam Management") to Golden Ocean Group Limited for $0.1 million and recognized a gain on sale of $0.2 million in the statement of equity.

The Company completed a restructuring of its business in December 2011. The restructuring included the sale of 15 wholly-owned special purpose companies ("SPCs"), which together owned five VLCC newbuilding contracts, six VLCCs, including one on time charter, and four Suezmax tankers to Frontline 2012 Limited ("Frontline 2012"). The sale of these SPCs resulted in a loss of $307.0 million, which was recorded in 2011 (see Note 4). In addition, the Company obtained agreements with its major counterparts whereby the gross charter payment commitment under existing chartering arrangements on 32 vessels (see Note 17) were reduced.

ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
ACCOUNTING POLICIES [Abstract]
ACCOUNTING POLICIES
2	ACCOUNTING POLICIES

Basis of accounting
The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States. The consolidated financial statements include the assets and liabilities of the Company and its subsidiaries and certain variable interest entities in which the Company is deemed to be the primary beneficiary. All intercompany balances and transactions have been eliminated on consolidation.

A variable interest entity is defined in Accounting Standards Codification ("ASC") Topic 810 "Consolidation" ("ASC 810") as a legal entity where either (a) the total  equity at risk is not sufficient to permit the entity to finance its activities without additional subordinated support; (b) equity interest holders as a group lack either i) the power to direct the activities of the entity that most significantly impact on its economic success, ii) the obligation to absorb the expected losses of the entity, or iii) the right to receive the expected residual returns of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest.

ASC 810 requires a variable interest entity to be consolidated by its primary beneficiary, being the interest holder, if any, which has both (1) the power to direct the activities of the entity which most significantly impact on the entity's economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.

We evaluate our subsidiaries, and any other entities in which we hold a variable interest, in order to determine whether we are the primary beneficiary of the entity, and where it is determined that we are the primary beneficiary we fully consolidate the entity.

The Company accounts for all business combinations by the purchase method in accordance with ASC 805. The Company assesses whether it has purchased a business or a group of assets. The Company ascertains the cost of the asset (or net asset) group and allocates that cost to the individual assets (or individual assets and liabilities) that make up the group in accordance with this guidance.  A portion of the cost of the group of assets is then assigned to each individual asset (or assets) acquired on the basis of its fair value.

Investments in companies over which the Company has the ability to exercise significant influence but does not control are accounted for using the equity method. The Company records its investments in equity-method investees in the consolidated balance sheets as "Investment in unconsolidated subsidiaries and associated companies" and its share of the investees' earnings or losses in the consolidated statements of operations as "Share in results of unconsolidated subsidiaries and associated companies". The excess, if any, of purchase price over book value of the Company's investments in equity method investees is included in the accompanying consolidated balance sheets in "Investment in unconsolidated subsidiaries and associated companies".

The preparation of financial statements in accordance with generally accepted accounting principles requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Fees paid on the early redemption of debt in 2010 of $2.7 million have been reclassified in the consolidated statement of cash flows for the year ended December 31, 2010 from Investing Activities to Operating Activities.

Revision of Prior Period Financial Statements
The Company determined that for the year ended December 31, 2010 diluted earnings per share had been improperly calculated because it excluded the dilutive effect of convertible bonds using the "if converted" method of calculation.  The Company does not believe this error was material to the previously issued financial statements but has revised these financial statements to correct the presentation of diluted earnings per share for the year-ended December 31, 2010 from $2.07 as previously reported to $2.01 as revised.

Cash and cash equivalents
For the purposes of the consolidated statements of cash flows, all demand and time deposits and highly liquid, low risk investments with original maturities of three months or less are considered equivalent to cash.

Restricted cash and investments
Restricted cash consists of bank deposits which may only be used to settle certain pre-arranged loan or lease payments, minimum deposits, and management fees which must be maintained in accordance with contractual arrangements.

Restricted investments consists of deposits in guaranteed investment contracts ("GICs"), which must be maintained in accordance with contractual arrangements and may only be used to pay principal interest on the Company's debt and management fees. The GICs are considered to be investments held to maturity and as such are stated at cost plus accrued interest. When a contract is terminated by the Company, a market value adjustment ("MVA") is added to the value of the investment at the termination date. On January 18, 2011, the Windsor Companies received $3.6 million being the MVA to a GIC for which termination notice was given by the Windsor Companies in December 2010. On March 11, 2011, the Golden State Companies received $8.8 million being the MVA to an investment in a GIC for which termination notice was given by the Golden State Companies in February 2011. The $3.6 million in respect of the Windsor Companies was recorded in 2010 and the $8.8 million in respect of the Golden State Companies was recorded in 2011 in "Other non-operating items, net". At December 31, 2011 no GICs were held.

Marketable securities
Marketable equity securities held by the Company are considered to be available-for-sale securities and as such are carried at fair value. Any resulting unrealized gains and losses, net of deferred taxes if any, are recorded as a separate component of other comprehensive income in equity unless the securities are considered to be other than temporarily impaired, in which case unrealized losses are recorded in the income statement.

Inventories
Inventories comprise principally of fuel and lubricating oils and are stated at the lower of cost and market value. Cost is determined on a first-in, first-out basis.

Vessels and equipment
The cost of the vessels less estimated residual value is depreciated on a straight-line basis over the vessels' estimated remaining economic useful lives. The estimated economic useful life of the Company's vessels is 25 years. Other equipment is depreciated over its estimated remaining useful life, which approximates five years.

Vessels and equipment under capital lease
The Company charters in certain vessels and equipment under leasing agreements. Leases of vessels and equipment, where the Company has substantially all the risks and rewards of ownership, are classified as capital leases. Capital leases are capitalized at the inception of the lease at the lower of the fair value of the leased assets and the present value of the minimum lease payments.

Each lease payment is allocated between liability and finance charges to achieve a constant rate on the capital balance outstanding. The interest element of the capital cost is charged to the income statement over the lease period.

When the terms of a lease are modified, other than by renewing the lease or extending its term, the lease is reassessed as if the new terms where in place at inception of the lease. If this results in a different classification of the lease then the modification is considered a new agreement and accounted for as such from the date the modification came into effect. If the provisions of a capital lease are changed in a way that changes the amount of the remaining minimum lease payments, the present balances of the asset and the obligation are adjusted by an amount equal to the difference between the present value of the future minimum lease payments under the revised or new agreement (computed using the interest rate used to recognize the lease initially) and the present balance of the obligation. Where the provisions of a capital lease contain a floating rate element, such as an index linked rate of hire, then the minimum lease payments are assumed to equal the index at inception of the lease. Any variations in the index, and therefore the payments made, are accounted for as contingent rentals and are taken to the statement of operations in the period in which they become payable or receivable.

Depreciation of vessels and equipment under capital lease is included within "depreciation and amortization expense" in the consolidated statement of operations. Vessels and equipment under capital lease are depreciated on a straight-line basis over the vessels' remaining economic useful lives or on a straight-line basis over the term of the lease. The method applied is determined by the criteria by which the lease has been assessed to be a capital lease.

Vessel residual values – owned vessels and vessels under capital leases
On July 1, 2009, the Company effected a change in estimate related to the estimated scrap rate for all of its owned vessels and for leased vessels where the Company has an interest in the residual value. The scrap rate was amended from an average of $222 per lightweight ton to $281 per lightweight ton for VLCC's and from an average of $378 per lightweight ton to $281 per lightweight ton for Suezmax's. The resulting change in salvage values has been applied prospectively and reduced depreciation by approximately $0.1 million for the six months ended December 31, 2009. This change also resulted in an increase in net income of approximately $0.1 million with no impact in earnings per share for the year ended December 31, 2009.

Newbuildings
The carrying value of the vessels under construction ("Newbuildings") represents the accumulated costs to the balance sheet date which the Company has had to pay by way of purchase installments and other capital expenditures together with capitalized interest and associated finance costs. No charge for depreciation is made until the vessel is available for use.

Interest expense
Interest costs are expensed as incurred except for interest costs that are capitalized. Interest is capitalized on all qualifying assets that require a period of time to get them ready for their intended use. Qualifying assets consist of vessels constructed for the Company's own use.

Impairment of long-lived assets
The carrying values of long-lived assets and newbuildings that are held and used by the Company are reviewed whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Such indicators may include depressed spot rates and depressed second hand tanker values. The Company assesses recoverability of the carrying value of each asset or newbuilding on an individual basis by estimating the future net cash flows expected to result from the asset, including eventual disposal. If the future net undiscounted cash flows are less than the carrying value of the asset, or the current carrying value plus future newbuilding commitments, an impairment loss is recorded equal to the difference between the asset's or newbuildings carrying value and fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell.

Deferred charges
Loan costs, including debt arrangement fees, are capitalized and amortized on a straight-line basis over the term of the relevant loan. The straight line basis of amortization approximates the effective interest method in the Company's consolidated statement of operations. Amortization of loan costs is included in interest expense.  If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid.

Trade accounts receivable
Trade and other receivables are presented net of allowances for doubtful balances. If amounts become uncollectible, they are charged against income when that determination is made.

 Revenue and expense recognition
Revenues and expenses are recognized on the accruals basis. Revenues are generated from freight billings, time charter and bareboat charter hires. Voyage revenues and expenses are recognized ratably over the estimated length of each voyage and, therefore, are allocated between reporting periods based on the relative transit time in each period. The impact of recognizing voyage expenses ratably over the length of each voyage is not materially different on a quarterly and annual basis from a method of recognizing such costs as incurred. Probable losses on voyages are provided for in full at the time such losses can be estimated. Time charter and bareboat charter revenues are recorded over the term of the charter as a service is provided. The Company uses a discharge-to-discharge basis in determining percentage of completion for all spot voyages and voyages servicing contracts of affreightment whereby it recognizes revenue ratably from when product is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage. However, the Company does not recognize revenue if a charter has not been contractually committed to by a customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Amounts receivable or payable arising from profit sharing arrangements are accrued based on amounts earned as of the reporting date. Profit share income represents vessel earnings earned by the Company's customers in excess of market rates. Profit share expense represents amounts due to Ship Finance based on 20% of the excess of vessel revenues earned by the Company over the base hire paid to Ship Finance for chartering in the vessels.

Expenses relating to the amendment of a charter party contract are recognized over the remaining period of the contract.

Revenues and voyage expenses of the vessels operating in pool arrangements are pooled and the resulting net pool revenues, calculated on a time charter equivalent basis, are allocated to the pool participants according to an agreed formula.  Formulae used to allocate net pool revenues vary among different pools but generally allocate revenues to pool participants on the basis of the number of days a vessel operates in the pool with weighting adjustments made to reflect vessels' differing capacities and performance capabilities. The same revenue and expense principles stated above are applied in determining the pool's net pool revenues. Certain pools are responsible for paying voyage expenses and distribute net pool revenues to the participants. Certain pools require the participants to pay and account for voyage expenses, and distribute gross pool revenues to the participants such that the participants' resulting net pool revenues are equal to net pool revenues calculated according to the agreed formula.  Revenues allocated by these pools are included in voyage charter revenues in the consolidated statements of operations.

(Loss) gain on sale of assets and amortization of deferred gains
(Loss) gain on sale of assets and amortization of deferred gains includes gains or losses from the sale of vessels, sale of subsidiaries, gains from the termination of leases, and the amortization of deferred gains. Gains or losses from the sale of assets are recognized when the vessel has been delivered and all risks have been transferred and are determined by comparing the proceeds received with the carrying value of the vessel. Gains or losses from the sale of subsidiaries are recognized on the date of the transactions and are determined by comparing the proceeds received with the carrying value of the assets and liabilities included in the consolidated financial statements. Gains from the termination of leases are recognized when the lease is effectively terminated and the vessel has been redelivered to the owner. Deferred gains are recorded as Current or Long-term Liabilities as applicable.

Drydocking
Normal vessel repair and maintenance costs are expensed when incurred. The Company recognizes the cost of a drydocking at the time the drydocking takes place, that is, it applies the "expense as incurred" method.

Derivatives
Changes in the fair values of forward freight agreements, which are entered into for speculative purposes, are recognized in "mark to market of derivatives" in the consolidated statements of operations. Assets and liabilities arising from the forward freight agreements are netted in accordance with the agreements such that no amounts are recorded in the balance sheet.

Financial instruments
In determining the fair value of its financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. For the majority of financial instruments, including most derivatives and long-term debt, standard market conventions and techniques such as options pricing models are used to determine fair value. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.

Foreign currencies
The functional currency of the Company and the majority of its subsidiaries is the U.S. dollar as the majority of revenues and expenditures are denominated in U.S. dollars. The Company's reporting currency is also U.S. dollars. For subsidiaries that maintain their accounts in currencies other than U.S. dollars, the Company uses the current method of translation whereby the statements of operations are translated using the average exchange rate and the assets and liabilities are translated using the year end exchange rate. Foreign currency translation gains or losses are recorded as a separate component of other comprehensive income in equity.

Transactions in foreign currencies during the year are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet date. Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange. Foreign currency transaction gains or losses are included in the consolidated statements of operations.

Share-based payments
The Company accounts for share based payments in accordance with ASC 718. Accordingly, the Company expenses the fair value of stock options issued to employees over the period in which the options vest.

Earnings per share
Basic EPS is computed based on the income available to common stockholders and the weighted average number of shares outstanding for basic EPS. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

Investment in Capital Leases
For capital leases that are sales-type leases, the difference between the gross investment in the lease and the sum of the present values of the two components of the gross investment is recorded as unearned lease interest income. The discount rate used in determining the present values is the interest rate implicit in the lease. The present value of the minimum lease payments, computed using the interest rate implicit in the lease, is recorded as the sales price, from which the carrying value of the vessel at the commencement of the lease is deducted in order to determine the profit or loss on sale. The unearned lease interest income is amortized to income over the period of the lease so as to produce a constant periodic rate of return on the net investment in the lease.

Convertible debt
Convertible bond loans issued by the Company include both a loan component (host contract) and an option to convert the loan to shares (embedded derivative).

An embedded derivative, such as a conversion option, may be separated from its host contract and accounted for separately if certain criteria are met including if the contract that embodies both the embedded derivative and the host contract is not measured at fair value, the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract and if a separate instrument with the same terms as the embedded instrument would be a derivative.

If an embedded derivative instrument is separated from its host contract, the host contract shall be accounted for based on generally accepted accounting principles applicable to instruments of that type which do not contain embedded derivative instruments.

RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2011
RECENT ACCOUNTING PRONOUNCEMENTS [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS
3.	RECENT ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRSs". In general, ASU 2011-04 clarifies the FASB's intent about the application of existing fair value measurement and disclosure requirements, and for many of these requirements the amendments are not intended to result in any change in the application of ASC Topic 820 ("Fair Value Measurement"). At the same time, there are some amendments that do change particular principles or requirements relating to fair value measurement and disclosure.  ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011. Its adoption is not expected to have a material impact on the Company's disclosures or consolidated financial position, results of operations, and cash flows.

In June 2011, the FASB issued ASU 2011-05 "Presentation of Comprehensive Income" in order to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity, and requires entities to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 is effective for fiscal years beginning after December 15, 2011, although early adoption is permitted. Its adoption will affect the presentation of the Company's financial statements, but is not expected to have a material impact on the Company's disclosures or consolidated financial position, results of operations, and cash flows. ASU 2011-05 also included the requirement to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) in which the components of net income and the components of other comprehensive income are presented. Owing to concerns raised about difficulties in its implementation, this latter requirement has been deferred for further consideration, through the issue by the FASB in December 2011 of ASU 2011-12 "Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05".  The Company has chosen to early adopt ASU 2011-5 and present the statement of comprehensive income in two separate consecutive statements.

In December 2011, the FASB issued ASU 2011-11 "Disclosures about Offsetting Assets and Liabilities" in order to standardize the disclosure requirements under US GAAP and IFRS relating to both instruments and transactions eligible for offset in financial statements. ASU 2011-11 is applicable for annual reporting periods beginning on or after January 1, 2013. Its adoption is not expected to have a material impact on the Company's disclosures.

RESTRUCTURING	12 Months Ended
Dec. 31, 2011
RESTRUCTURING [Abstract]
RESTRUCTURING
4.	RESTRUCTURING

On December 31, 2011 in conjunction with the board approved restructuring plan, the Company completed the sale of 15 wholly-owned SPCs to Frontline 2012. These SPCs held six VLCCs (including one on time charter), four Suezmax tankers and five VLCC newbuilding contracts. The SPCs were sold at fair market value of $1,120.7 million, which was the average of three independent broker valuations. As part of the transaction, Frontline 2012 assumed the obligation to pay $666.3 million in bank debt related to the vessels and $325.5 million in remaining commitments to the yard under the newbuilding contracts. The transaction is summarized as follows:

(in thousands of $)
Proceeds from sale of shares in subsidiaries	128,882
Outstanding newbuilding installments transferred	325,500
Debt transferred	666,318
Fair market value of assets sold to Frontline 2012	1,120,700
Net book value of vessels sold	(864,865)
Net book value of newbuilding contracts sold	(237,057)
Outstanding newbuilding installments transferred	(325,500)
Legal fees	(250)
Loss on sale	(306,972)

In addition, net working capital balances of $10.5 million were purchased by Frontline 2012. This balance was unpaid at December 31, 2011 and is included in amounts due from related parties.

On December 16, 2011, Frontline 2012 completed a private placement of 100,000,000 new ordinary shares of par value $2.00 per share at a subscription price of $2.85, raising $285.0 million in gross proceeds, subject to certain closing conditions. These conditions were subsequently fulfilled and Frontline 2012 was registered on the Norwegian Over the Counter list, or NOTC, in Oslo on December 30, 2011. The Company was allocated 8,771,000 shares, representing approximately 8.8% of the share capital of Frontline 2012 for which it paid $25.0 million. The Company has accounted for its investment in Frontline 2012 under the equity method (see Note 18). There are no discontinued operations associated with this transaction.

The Company will initially manage Frontline 2012 through its wholly owned subsidiary, Frontline Management (Bermuda) Ltd.. Frontline 2012 plans to establish its own management team in the future.

Following the restructuring, the Company's operating fleet was reduced from 58 vessels to 48 vessels, including the nine vessels owned through ITCL. In addition, newbuilding commitments reduced from $437.9 million to $112.4 million relating to two Suezmax tanker newbuilding contracts. Bank debt was eliminated following a prepayment of a $12.9 million loan associated with a vessel, which was not part of the transaction with Frontline 2012, and the prepayment of ITCL's $33.0 million bank loan.

As part of the restructuring, the Company obtained agreements with its major counterparties to reduce the gross charter payment commitments under existing chartering arrangements by approximately $293 million for the period from January 1, 2012 to December 31, 2015. The Company will compensate the counterparties with 100% of any difference between the renegotiated rates and the actual spot rate up to the original contract rates. Some of the counterparties will receive some additional compensation for earnings achieved above the original contract rates.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
5.	SEGMENT INFORMATION

The Company and the chief operating decision maker ("CODM") measure performance based on the Company's overall return to shareholders based on consolidated net income. The CODM does not review a measure of operating result at a lower level than the consolidated group. Consequently, the Company has only one reportable segment: tankers. The tankers segment includes crude oil tanker vessels and OBO or oil/bulk/ore carriers. Both types of vessel are managed as part of this one segment.

The Company's management does not evaluate performance by geographical region as this information is not meaningful.

The Company operates in two markets. We operate in the tanker and drybulk carrier markets as an international provider of seaborne transportation of crude oil and drybulk cargoes. An analysis of revenues from these services is as follows:

(in thousands of $)	2011	2010	2009
Total operating revenues – tanker market	715,893	1,023,733	989,773
Total operating revenues – drybulk carrier market	86,608	136,912	124,983

During the year ended December 31, 2011, the Company reported total revenue from one customer of $171 million, which represented 21% of consolidated operating revenues (2010: one customer, which represented 21% and 2009: one customer, which represented 22%). This was the same customer in each year. No other customers represent more than 10% of consolidated operating revenues for the periods presented.

IMPAIRMENT OF LONG TERM ASSETS	12 Months Ended
Dec. 31, 2011
IMPAIRMENT OF LONG TERM ASSETS [Abstract]
IMPAIRMENT OF LONG TERM ASSETS
6.	IMPAIRMENT OF LONG-TERM ASSETS

The Company recorded impairment losses on vessels and equipment of $121.4 million, $nil and $nil for the years ended December 31, 2011, 2010 and 2009, respectively. The Company continually monitors events and changes in circumstances that could indicate that the carrying amounts of each of its vessels and equipment may not be recoverable. During the third quarter of 2011, the Company identified five double hull Suezmax tankers built between 1992 and 1996 where they believed that future cash flows for each vessel was less than the carrying value and therefore not fully recoverable. The impairment loss recorded is equal to the difference between the asset's carrying value and estimated fair value. Four of these vessels were disposed of during the fourth quarter of 2011 and one during 2012 (see Note 33).

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Abstract]
INCOME TAXES
7.	INCOME TAXES

Bermuda
Under current Bermuda law, the Company is not required to pay taxes in Bermuda on either income or capital gains. The Company has received written assurance from the Minister of Finance in Bermuda that, in the event of any such taxes being imposed, the Company will be exempted from taxation until March 31, 2035.

United States
The Company does not accrue U.S. income taxes as the Company is not engaged in a U.S. trade or business and is exempted from a gross basis tax under Section 883 of the U.S. Internal Revenue Code.

A reconciliation between the income tax expense resulting from applying the U.S. Federal statutory income tax rate and the reported income tax expense has not been presented herein as it would not provide additional useful information to users of the financial statements as the Company's net income is subject to neither Bermuda nor U.S. tax.

Other Jurisdictions
Certain of the Company's subsidiaries in Singapore, Norway, India, Denmark and the United Kingdom are subject to income tax in their respective jurisdictions. The tax paid by subsidiaries of the Company that are subject to income tax is not material.

The Company does not have any unrecognized tax benefits, material accrued interest or penalties relating to income taxes.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
8.	EARNINGS PER SHARE

The computation of basic EPS is based on the weighted average number of shares outstanding during the year and net income attributable to Frontline Ltd. The computation of diluted EPS assumes the exercise of stock options using the treasury stock method and the conversion of convertible bonds using the if-converted method.

The components of the numerator for the calculation of basic EPS and diluted EPS are as follows:

(in thousands of $)	2011	2010	2009
Net (loss) income attributable to Frontline Ltd.	(529,601)	161,407	102,701
Interest expense relating to the convertible bond	-	7,228	-
Diluted net (loss) income attributable to Frontline Ltd.	(529,601)	168,635	102,701

The components of the denominator for the calculation of basic EPS and diluted EPS are as follows:

(in thousands)	2011	2010	2009
Weighted average number of ordinary shares outstanding - basic	77,859	77,859	77,859
Stock options	-	175	8
Convertible bond	-	5,769	-
Weighted average number of ordinary shares outstanding � diluted	77,859	83,803	77,867

At December 31, 2011, the stock options granted by the Company were anti-dilutive as the exercise price was higher than the share price. The convertible bonds were anti-dilutive in 2011 therefore 5,769,231 shares were excluded from the earnings per share calculation.

(LOSS) GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS	12 Months Ended
Dec. 31, 2011
(LOSS) GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
(LOSS) GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS
9.	(LOSS) GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS

(Loss) gain on sale of assets and amortization of deferred gains in each of the three years ended December 31 may be summarized as follows;

(in thousands of $)	2011	2010	2009
Net (loss) gain on lease terminations	(21,780)	5,924	3,061
Loss on sale of SPCs to Frontline 2012	(306,972)	-	-
Net gain on sale of vessels	9,271	95	-
Amortization of deferred gains	11,653	24,916	-
Other	(66)	-	-
	(307,894)	30,935	3,061

LEASES	12 Months Ended
Dec. 31, 2011
LEASES [Abstract]
LEASES
10.	LEASES

As of December 31, 2011, the Company leased in 35 vessels on long-term time charters and bareboat charters from third parties and related parties.  Three of these long-term charters and bareboat charters are classified as operating leases and 32 as capital leases. In addition, a further four vessels are leased on short-term fixed rate charters, which are classified as operating leases. The Company's long-term capital leases with Ship Finance and special purpose lessor entities are disclosed in Note 17.

Rental expense
Charter hire payments to third parties for certain contracted-in vessels are accounted for as operating leases. The Company is also committed to make rental payments under operating leases for office premises. The future minimum rental payments under the Company's non-cancellable operating leases are as follows:

(in thousands of $)
Year ending December 31,
2012	30,770
2013	5,946
2014	1,607
2015	1,422
2016	-
Thereafter	-
Total minimum lease payments	39,745

Total rental expense for operating leases was $68.1 million, $136.8 million and $171.5 million for the years ended December 31, 2011, 2010 and 2009, respectively.

In January 2011, the Company sold the VLCC Front Shanghai and chartered the vessel, which was renamed the Gulf Eyadah, in on a two year time charter at a rate of $35,000 a day. A gain of $13.8 million was recognized in 2011 and a gain of $7.9 million has been deferred and is being amortized over the remaining period of the charter. In March 2011, the VLCC Front Eagle, which had been classified as a vessel under a capital lease, was purchased and then sold to a third party with delivery in the second quarter of 2011. The Company chartered back this vessel, which was renamed the DHT Eagle, on a two year time charter at a rate of $32,500 per day. A gain of $7.5 million was recognized in 2011 and a gain of $9.5 million has been deferred and is being amortized over the remaining period of the charter. In December 2011, the time charter rate on the Hampstead was reduced with effect from January 1, 2012 from $37,750 to $27,050 until redelivery of the vessel in April 2012. Actual earnings of the Hampstead between $27,050 and $37,750 will be paid as profit sharing expense to the owner.

During 2011 and January 2012, the Company redelivered four vessels which had been chartered in under operating leases from special purpose lessor entities which were established and are owned by independent third parties who provide financing through debt and equity participation. Charterhire expenses for these operating leases were $33.1 million, $37.5 million and $6.0 million for the years ended December 31, 2011, 2010 and 2009, respectively

Rental income
The minimum future revenues to be received on time and bareboat charters which are accounted for as operating leases and other contractually committed income as of December 31, 2011 are as follows:

(in thousands of $)
2012	116,081
2013	65,316
2014	4,294
2015	-
2016	-
Thereafter	-
Total minimum lease payments	185,691

The cost and accumulated depreciation of the vessels leased to third parties as of December 31, 2011 were approximately $1,261.6 million and $542.7 million, respectively, and as of December 31, 2010 were approximately $1,814.3 million and $526.9 million, respectively. None of the vessels currently leased to third parties are leased in on operating leases by the Company.

As of December 31, 2011, the Company leased out 24 of its vessels to third parties on time and bareboat charters with initial periods ranging between four months and six years. 23 of those leases are classified as operating leases and one is classified as an investment in finance lease.

INVESTMENT IN FINANCE LEASE	12 Months Ended
Dec. 31, 2011
INVESTMENT IN FINANCE LEASE [Abstract]
INVESTMENT IN FINANCE LEASE
11.	INVESTMENT IN FINANCE LEASE

As of December 31, 2011, one of the Company's vessels was accounted for as a sales-type lease (2010: one). The following lists the components of the investment in sales-type lease as at December 31.

(in thousands of $)	2011	2010
Net minimum lease payments receivable	101,097	112,404
Estimated residual values of leased property (unguaranteed)	20,320	20,320
Less: unearned income	(66,062)	(75,834)
Total investment in sales-type lease	55,355	56,890

Current portion	1,824	1,535
Long-term portion	53,531	55,355
	55,355	56,890

The minimum future gross revenues to be received under the Company's non-cancellable sales-type lease as of December 31, 2011 are as follows:

(in thousands of $)
2012	11,337
2013	11,307
2014	11,307
2015	11,307
2016	11,338
Thereafter	44,501
Total minimum lease revenues	101,097

The counterparty to the lease is a state-owned oil company which the Company has deemed to have a low credit risk.

MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2011
MARKETABLE SECURITIES [Abstract]
MARKETABLE SECURITIES
12.	MARKETABLE SECURITIES

Marketable securities held by the Company are equity securities considered to be available-for-sale securities.

(in thousands of $)	2011	2010
Cost	1,355	85,815
Accumulated other-than-temporary impairment	-	(34,560)
Accumulated net unrealized (loss) gain	(670)	226
Fair value	685	51,481

During 2011, the Company sold all of its securities held in Overseas Shipholding Group Inc. ("OSG") resulting in a loss of $3.4million.

In 2010, an other-than-temporary impairment was recorded against securities held in OSG and the shares were written down to fair value of $49.9 million as of December 31, 2010 resulting in an impairment loss of $9.4 million. This other-than-temporary impairment was recorded in "Impairment of securities". Losses of $2.6 million have been reclassified out of accumulated other comprehensive income into earnings in 2010 in relation to these securities.

Net unrealized (loss) gain on marketable securities included in comprehensive income is $(0.7) million (2010: $0.2 million).

(in thousands of $)	2011	2010	2009
Proceeds from sale of available-for-sale securities	46,547	-	-
Realized loss on sale of securities	3,355	-	-

The cost of sale of available-for-sale marketable securities is calculated on an average cost basis. Realized gains and losses are recorded as gain on sale of securities in the consolidated statement of operations.

TRADE ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2011
TRADE ACCOUNTS RECEIVABLE, NET [Abstract]
TRADE ACCOUNTS RECEIVABLE, NET
13.	TRADE ACCOUNTS RECEIVABLE, NET

Trade accounts receivable are presented net of allowances for doubtful accounts relating to freight and demurrage claims amounting to $4.5 million and $1.1 million as of December 31, 2011 and 2010, respectively.

OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2011
OTHER RECEIVABLES [Abstract]
OTHER RECEIVABLES
14.	OTHER RECEIVABLES

(in thousands of $)	2011	2010
Agent receivables	740	1,585
Claims receivables	6,513	6,248
Other receivables	7,145	9,367
	14,398	17,200

Other receivables are presented net of allowances for doubtful accounts amounting to $nil and $nil as of December 31, 2011 and 2010 respectively.

NEWBUILDINGS	12 Months Ended
Dec. 31, 2011
NEWBUILDINGS [Abstract]
NEWBUILDINGS
15.	NEWBUILDINGS

The carrying value of newbuildings represents the accumulated costs which the Company has paid by way of purchase installments and other capital expenditures together with capitalized loan interest. Movements in the three years ended December 31, 2011 may be summarized as follows:

(In thousands of $)
Balance at December 31, 2008	454,227
Installments and newbuilding supervision fees paid	147,129
Interest capitalized	22,701
Transfers to Vessels and Equipment	(220,549)
Accrual for newbuilding installments	10,460
Balance at December 31, 2009	413,968
Installments and newbuilding supervision fees paid	294,822
Interest capitalized	14,683
Transfers to Vessels and Equipment	(499,154)
Balance at December 31, 2010	224,319
Installments and newbuilding supervision fees paid	14,676
Interest capitalized	11,111
Cost of vessels assumed by Frontline 2012	(237,057)
Balance at December 31,2011	13,049

During 2011, the Company sold five SPCs, which together owned five VLCC newbuilding contracts, to Frontline 2012 (see Note 4). Interest capitalized in respect of these contracts was $10.4 million of the $11.1 million capitalized in total in 2011.

VESSELS AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
VESSELS AND EQUIPMENT. NET [Abstract]
VESSELS AND EQUIPMENT. NET
16.	VESSELS AND EQUIPMENT Movements in the three years ended December 31, 2011 may be summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2008	519,016	(80,855)	438,161
Purchase of vessels and equipment	219	-
Transfers from Newbuildings	220,549	-
Transfers from vessels under capital lease	58,307	-
Other movements	932	(665)
Depreciation	-	(38,809)
Balance at December 31, 2009	799,023	(120,329)	678,694
Purchase of vessels and equipment	207,772	-
Transfers from Newbuildings	499,154	-
Transfers from vessels under capital lease	112,571	-
Other movements	(1,228)	1,145
Depreciation	-	(60,023)
Disposals	(8,452)	491
Balance at December 31, 2010	1,608,840	(178,716)	1,430,124
Purchase of vessels and equipment	56,591	-
Transfers from vessels under capital lease	53,733	-
Disposal of vessels to Frontline 2012	(927,009)	62,144
Disposal of vessels and equipment (excluding to Frontline 2012)	(332,495)	156,560
Other movements	(348)	179
Depreciation	-	(65,744)
Impairment loss	-	(121,443)
Balance at December 31, 2011	459,312	(147,020)	312,292

At December 31, 2011, the Company owned ten vessels, including three vessels owned by subsidiaries accounted for under the equity method (2010: 24 vessels, including three vessels owned by subsidiaries accounted for under the equity method). During 2011, the Company sold ten subsidiaries, each holding one vessel, to Frontline 2012 (see Note 4). Additionally, the Company recorded an impairment loss of $121.4 million during 2011 in respect of five double hull Suezmax tankers (see Note 6) of which four had been sold by December 31, 2011. The Company also sold one vessel and chartered in the vessel from the new owners for two years at a rate of $35,000 per day. One VLCC double hull vessel, which had previously been accounted for as vessel under capital lease was purchased during 2011 for $56.1 million and concurrently sold and chartered back from the new owners at a rate of $32,500 per day. One VLCC double hull vessel, which had previously been accounted for as vessel under capital lease was purchased during 2011.

During 2010, the Company took delivery of two VLCC double hull and four Suezmax double hull newbuildings at a cost of $228.8 million and $270.4 million, respectively, and purchased two secondhand VLCC double hull vessels at a cost of $207.3 million. A further two VLCC double hull vessels, which were previously accounted for as vessels under capital lease, were purchased and one Suezmax single-hull tanker was sold.

VESSELS UNDER CAPITAL LEASE, NET	12 Months Ended
Dec. 31, 2011
VESSELS UNDER CAPITAL LEASE, NET [Abstract]
VESSELS UNDER CAPITAL LEASE, NET
17.	VESSELS UNDER CAPITAL LEASE, NET

(in thousands of $)	2011	2010
Cost	2,073,779	2,314,915
Accumulated depreciation	(1,051,607)	(887,389)
Net book value at end of year	1,022,172	1,427,526

Depreciation expense for vessels under capital lease was $129.8 million, $152.8 million and $198.5 million for the years ended December 31, 2011, 2010 and 2009, respectively.

The outstanding obligations under capital leases are payable as follows:

(in thousands of $)
Year ending December 31,
2012	117,558
2013	115,435
2014	114,311
2015	147,155
2016	143,964
Thereafter	804,029
Minimum lease payments	1,442,452
Less: imputed interest	(429,216)
Present value of obligations under capital leases	1,013,236

As of December 31, 2011, the Company held 32 vessels under capital leases (2010: 37 vessels), of which 28 (2010: 31 vessels) are leased from Ship Finance. These leases are for initial terms that range from 8 to 22 years. The remaining periods on these leases at December 31, 2011 range from 3 to 15 years.

Four of these vessels (2010: five) are leased by the Company from special purpose lessor entities which, were established and are owned by independent third parties who provide financing through debt and equity participation. Each entity owns one vessel, which is leased to the Company, and has no other activities. Prior to the adoption of ASC 810, these special purpose entities were not consolidated by the Company. The Company has determined that these entities are variable interest entities. The determination of the primary beneficiary of a variable interest entity requires knowledge of the participations in the equity of that entity by individual and related equity holders. Our lease agreements with the leasing entities do not give us any right to obtain this information and the Company has been unable to obtain this information by other means. Accordingly the Company is unable to determine the primary beneficiary of these leasing entities. As of December 31, 2011, the original cost to the lessor of the assets under such arrangements was $258.0 million (2010: $383.0 million). As of December 31, 2011 and 2010, the Company's residual value guarantees associated with these leases, which represent the maximum exposure to loss, are $36.0 million.

Put options on vessels leased under leases classified as capital leases are recorded as part of the lease's minimum lease payments. Lease liabilities are amortized so that the remaining balance at the date the put option becomes exercisable is equal to the put option amount. An additional liability is recognized based on the amount, if any, by which the put option price exceeds the fair market value of the related vessel. As of December 31, 2011 no such additional liability had arisen. On December 30 2011, the Company agreed to a rate reduction on all these vessels whereby the Company will pay the higher of an index rate and the former rate, subject to a floor rate. Annual renewals which were at the owners option were replaced with a fixed term of January 1, 2012 to December 31, 2015 and the purchase options that the Company had previously held were removed. A profit share payment will be due at the end of the lease based on 25% of the excess of the aggregate of the index rates over the aggregate of the former rate. As a result of the reassessment of leases whereby all four leases remained as capital leases, capital lease obligations have reduced by $29.8 million, with a corresponding reduction in vessels under capital lease in 2011.

The following table discloses information about the Company's activity with these non-consolidated lessor entities in the three year period ended December 31, 2011:

(in thousands of $)	2011	2010	2009
Exercise of purchase option	56,090	-	-
Repayments of principal obligations under capital leases	56,113	20,579	35,215
Interest expense for capital leases	11,248	14,862	27,202

The lessor has options to put these vessels to the Company at the end of the lease term. Gains arising from the sale and leaseback transactions have been deferred and are being amortized over the lease terms.

In March 2011, the Company exercised its option to purchase the VLCC Front Eagle and simultaneously sold the vessel for $67.0 million, with delivery in the second quarter of 2011, and leased back under a two year operating lease. The transaction is accounted for as a sale and leaseback transaction, with a net gain of $17.0 million being deferred and amortized over the period of the charter.

In July, 2011, the lease agreement between Holyrood Shipping Plc, a subsidiary of ITCL, and Dresdner Kleinwort Leasing was terminated and the outstanding lease obligation of $75.7 million was settled in full using restricted cash. The vessel was sold to another subsidiary of ITCL and was, therefore, transferred from leased to owned vessels at net book value.

The Company has five OBO vessels, six double hull Suezmax tankers, and 17 double hull VLCCs  on long-term fixed rate leases with Ship Finance which expire from 2015-2027 dependant upon the age of the vessels. The leases contain no optional termination periods, purchase options or put options.

In conjunction to the leases with Ship Finance, the Company has also entered into charter ancillary agreements whereby the Company agrees to pay Ship Finance a profit sharing payment equal to 20% of the charter revenues earned by the Company in excess of the daily base charterhire paid to Ship Finance. In the year ended December 31, 2011, total profit share due to Ship Finance was $0.5 million (2010: $30.6 million).

In December 2011, the Company and Ship Finance agreed to a rate reduction of $6,500 per day for all vessels leased from Ship Finance under long-term leases for a four year period that commenced on January 1, 2012. The Company paid Ship Finance up front compensation of $106.0 million on December 30, 2011, of which $50.0 million was a non-refundable prepayment of profit share and $56.0 million was a release of restricted cash serving as security for charter payments. The Company will compensate Ship Finance with 100% of any difference between the renegotiated rates and the actual market rate up to the original contract rates. In addition, the profit share above the original threshold rates was increased from 20% to 25%. As a result of this, obligations under capital leases and vessels under capital leases have been reduced by $126.5 million at December 31, 2011. Obligations under capital leases have also been reduced by the $106.0 million compensation payment to Ship Finance.

EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2011
EQUITY METHOD INVESTMENTS [Abstract]
EQUITY METHOD INVESTMENTS
18.	EQUITY METHOD INVESTMENTS

As of December 31, the Company had the following participation in investments that are recorded using the equity method:

	2011	2010
Front Tobago Shipping Corporation	-	40%
CalPetro Tankers (Bahamas I) Limited	100%	100%
CalPetro Tankers (Bahamas II) Limited	100%	100%
CalPetro Tankers (IOM) Limited	100%	100%
Orion Tankers Ltd.	50%	-
Frontline 2012 Ltd.	8.8%	-

In December 2011, the Company established a joint venture company with Nordic American Tankers Limited, or NATS, Orion Tankers Ltd, or Orion. Orion will act as pool managers for the Orion Suezmax tanker pool that was set up following the Company's withdrawal from the Gemini pool.

In December 2011, Frontline 2012 completed a private placement of 100,000,000 new ordinary shares of $2.00 par value at a subscription price of $2.85, subject to certain closing conditions. These conditions were subsequently fulfilled and Frontline 2012 was registered on the NOTC list in Oslo on December 30, 2011. The Company was allocated 8,771,000 shares, representing approximately 8.8% of the share capital of Frontline 2012, for which it paid $25.0 million. The Company will equity account Frontline 2012 as the Company is deemed to have the ability to exercise significant influence over Frontline 2012 since the Company and Frontline 2012 have two common directors, and Hemen Holding Ltd., which is the principal shareholder in the Company is also the principal shareholder in Frontline 2012.

Liquidation proceedings were initiated in 2008 on Front Tobago Shipping Corporation, the Company's joint venture with Euronav. In October 2011, a dividend of $0.5 million was received and Front Tobago Shipping Corporation was liquidated.

Dividends of $0.5 million were received from equity method investees in the year ended December 31, 2011 (2010 and 2009: $nil)

The Company has determined it is not the primary beneficiary of the variable interest entities, CalPetro Tankers (Bahamas I) Limited ("CalPetro BI"), CalPetro Tankers (Bahamas II) Limited ("CalPetro BII") and CalPetro Tankers (IOM) Limited ("CalPetro IOM"), and as such, these entities are being accounted for under the equity method. These companies were incorporated in 1994 for the purpose of acquiring three oil tankers from Chevron Transport Corporation ("Chevron") and concurrently charter these vessels back to Chevron on long-term charter agreements. The companies were acquired by Independent Tankers Corporation ("ITC"), a wholly owned subsidiary of ITCL, which in turn is an 82.47% owned subsidiary of the Company. The Company does not guarantee the debt of these entities and the net assets of the three entities that are not consolidated total $2.2 million (2010: $2.8 million). The Company's exposure is limited to its share of the net assets of these three entities while the Chevron charters are still in place.

Summarized financial statements of investees of which the Company has determined it is not the primary beneficiary and accounts for under the equity method as of December 31, is as follows:

(in thousands of $)	2011	2010
Current assets	16,142	17,792
Non current assets	25,038	34,975
Current liabilities	10,438	10,611
Non current liabilities	28,577	38,103

(in thousands of $)	2011	2010	2009
Net operating revenues	3,295	4,115	5,047
Net operating income	2,912	3,811	4,694
Net loss	(600)	(515)	(544)

DEFERRED CHARGES	12 Months Ended
Dec. 31, 2011
DEFERRED CHARGES [Abstract]
DEFERRED CHARGES
19.	DEFERRED CHARGES

(in thousands of $)	2011	2010
Debt arrangement fees	11,836	10,560
Accumulated amortization	(10,056)	(3,134)
	1,780	7,426

Debt arrangement fees of $4.9 million relating to the credit facilities that were assumed by Frontline 2012 (see Note 4) were written off during 2011 as loan interest expense.

ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES [Abstract]
ACCRUED EXPENSES
20.	ACCRUED EXPENSES

(in thousands of $)	2011	2010
Voyage expenses	27,676	33,569
Ship operating expenses	6,261	11,423
Administrative expenses	4,082	4,799
Interest expense	12,322	18,554
Taxes	-	81
Other	35	3,774
	50,376	72,200

OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
OTHER CURRENT LIABILITIES [Abstract]
OTHER CURRENT LIABILITIES
21.	OTHER CURRENT LIABILITIES

(in thousands of $)	2011	2010
Accrued charter hire	600	51
Deferred gain on sale and leaseback	16,352	-
Other	2,618	10,791
	19,570	10,842

DEBT	12 Months Ended
Dec. 31, 2011
DEBT [Abstract]
DEBT
22.	DEBT

(in thousands of $)	2011	2010
U.S. dollar denominated floating rate debt due through 2020	-	834,659
U.S. dollar denominated fixed rate debt:
4.5% convertible bond due 2015	225,000	225,000
7.84% to 8.04% First Preferred Mortgage Term Notes due 2019 and 2021	288,137	303,289
Total U.S. dollar floating rate and fixed rate debt	513,137	1,362,948
Credit facilities	376	1,410
Total debt	513,513	1,364,358
Less: current portion of long-term debt	(19,521)	(173,595)
	493,992	1,190,763

Movements in debt during 2011 maybe summarized as follows:

(in thousands of$)	U.S. dollar floating rate debt (including credit facilities)	U.S. dollar fixed rate debt	Total Debt
Balance at December 31, 2010	836,069	528,289	1,364,358
Drawdowns	72,000	-	72,000
Loan repayments	(241,375)	(15,152)	(256,527)
Assumed by Frontline 2012	(666,318)	-	(666,318)
Balance at December 31, 2011	376	513,137	513,513

The outstanding debt as of December 31, 2011 is repayable as follows:

(in thousands of $)
Year ending December 31,
2012	19,521
2013	20,700
2014	22,376
2015	249,174
2016	26,134
Thereafter	175,608
513,513

The weighted average interest rate for floating rate debt denominated in U.S. dollars was nil as of December 31, 2011 (2010: 3.20%).

In July and August 2008, ITCL purchased three tranches of the Windsor Petroleum Transport Corporation 7.84% term notes on the open market. The bonds that were repurchased have not been cancelled. The term notes above have been presented net of the bonds owned by ITCL.

U.S. DOLLAR DENOMINATED FLOATING RATE DEBT

$420.0 million term loan facility
In June 2008, the Company entered into a $420.0 million pre- and post-delivery secured term loan facility with an interest rate of LIBOR plus a margin that matures in 2017. The proceeds of the facility were used to partially fund the acquisition of two VLCC double hulls and four Suezmax double hulls. This debt was assumed by Frontline 2012 as part of the consideration for the SPCs purchased in December 2011 (see Note 4).

$180.0 million term loan facility
In September 2008, the Company entered into a $180.0 million secured term loan facility with an interest rate of LIBOR plus a margin that matures in September 2013. The proceeds of the facility were used to partially fund the acquisition of five Suezmax double hulls. Four of these vessels were sold in 2011 and the facility was fully repaid as at December 31, 2011.

$146.4 million term loan facility
In May 2009, the Company entered into a $146.4 million pre- and post-delivery secured term loan facility with an interest rate of LIBOR plus a margin that matures in 2020. The proceeds of the facility were used to partially fund the acquisition of two VLCC double hulls. This debt was assumed by Frontline 2012 as part of the consideration for the SPCs purchased in December 2011 (see Note 4).

$33.0 million loan facility
In June 2009, ITCL entered into a $33.0 million secured loan facility with an interest rate of LIBOR plus a margin. This facility was extended for two further one year periods on June 30, 2010 and 2011 and was fully repaid as at December 31, 2011.

$200.0 million term loan facility
In June 2010, the Company entered into a $200.0 million secured term loan facility with an interest rate of LIBOR plus a margin that matures in 2015. The proceeds of the facility were used to fund the acquisition of two VLCC double hulls and re-finance one further VLCC double hull. One of the vessels was sold in 2011 and the debt associated with the vessel of $52.2 million was repaid during the year. The remaining debt was assumed by Frontline 2012 as part of the consideration for the SPCs purchased in December 2011 (see Note 4).

$20.0 million term loan facility
In December 2010, the Company entered into a $20.0 million secured term loan facility that matures in 2013. During 2011 no drawdown had taken place and the commitment was cancelled.

$147.0 million term loan facility
In December 2010, the Company entered into a $147.0 million pre- and post-delivery secured term loan facility with an interest rate of LIBOR plus a margin that matures in 2017. During 2011 $72 million was drawn down to fund two newbuilding VLCC double hulls. The remaining debt was assumed by Frontline 2012 as part of the consideration for the SPCs purchased in December 2011 (see Note 4).

U.S. DOLLAR DENOMINATED FIXED RATE DEBT

4.5% Convertible Bonds due 2015
On March 26, 2010, the Company announced the private placement of $225 million of convertible bonds and the offering of the bonds closed on April 14, 2010. The senior, unsecured convertible bonds have an annual coupon of 4.50%, which is paid quarterly in arrears and had a conversion price of $39.00. The bonds may be converted to the Company's Ordinary Shares by the holders at anytime up to 10 banking days prior to April 14, 2015. The reference price has been set at $29.7784 (NOK 180.0045). The applicable USD/NOK exchange rate has been set at 6.0448. The Company declared a dividend of $0.75 per share on May 21, 2010. The conversion price was adjusted from $39.00 to $38.0895 effective June 2, 2010 which was the date the shares traded ex-dividend. The Company declared a dividend of $0.75 per share on August 27, 2010. The conversion price was adjusted from $38.0895 to $37.0483 per share effective September 8, 2010, which was the ex-dividend date. There was no adjustment to the conversion price for the dividend of $0.25 per share, which was paid on December 21, 2010. There is no adjustment to the conversion price where such adjustment would be less than 1% of the conversion price then in effect and any adjustment not required to be made shall be carried forward and taken into account in any subsequent adjustment. On February 22, 2011 the Company announced a dividend of $0.10 per share. The conversion price was adjusted from $37.0483 to $36.5567 per share effective March 7, 2011, which was the ex-dividend date. The company declared a dividend of $0.10 per share and $0.02 per share on May 24 and August 25, 2011 respectively. The bonds will be redeemed at 100% of their principal amount and will, unless previously redeemed, converted or purchased and cancelled, mature on April 14, 2015.

The Company has a right to redeem the bonds at par plus accrued interest at any time during the term of the loan, provided that 90% or more of the bonds issued shall have been redeemed or converted to shares. 6,154,822 new shares would be issued, if the bonds were converted at the current price of $36.5567.

First Preferred Mortgage Term Notes
ITCL is the holding company for three separate structures involved in financing and leasing transactions. One of these structures has Serial Notes which matured in 2010 and all of these structures have First Preferred Mortgage Term Notes maturing between 2015 and 2021. The Notes are collateralized by first preferred mortgages on the vessels owned by the ITCL subsidiaries. As of December 31, 2011, the effective interest rate for the Term and Serial Notes was 7.91% (2010 - 7.91%).

7.84% and 8.04% First Preferred Mortgage Term Notes
The 7.84% First Preferred Mortgage Term Notes due 2021 and the 8.04% First Preferred Mortgage Term Notes due 2019 are each subject to redemption through the operation of mandatory sinking funds according to the schedule of sinking fund redemption payments set forth below.  The sinking fund redemption price is 100% of the principal amount of Term Notes being redeemed, together with accrued and unpaid interest to the date fixed for redemption.

(in thousands of $) Year ending December 31,
2012	19,145
2013	20,700
2014	22,376
2015	24,174
2016	26,134
Thereafter	175,608
Total minimum lease revenues	288,137

The Notes include certain covenants that, among other things, prohibit the separate structures from (i) incurring any indebtedness other than the existing Notes and obligations to the respective charterers, and in the case of one of the structures obligations to the lessor and related support bank, (ii) making any investments (other than the prescribed restricted investments), loans or advances outside the current structure or (iii) creating any liens other than to secure its obligations under the Notes and other relevant documents related to the Notes and leasing transactions.

8.52% First Preferred Mortgage Term Notes
Principal is repayable on the 8.52% First Preferred Mortgage Term Notes due 2015 in accordance with a remaining four year sinking fund schedule. Of the four entities reporting these term notes, only one entity, CalPetro BIII is consolidated as the remaining three entities are accounted for under the equity method. The term notes in the balance sheet of CalPetro BIII were repaid in full in 2010 following the sale of the Front Voyager at par value plus a make whole premium of $2.1 million, which was recorded in "Other non-operating items, net".

Assets pledged

(in thousands of $)	2011	2010
Vessels and newbuildings	298,491	1,652,205
Restricted cash and investments (excluding amounts held in charter service reserve)	99,303	182,091

SHARE CAPITAL	12 Months Ended
Dec. 31, 2011
SHARE CAPITAL [Abstract]
SHARE CAPITAL
23.	SHARE CAPITAL

Authorized share capital:
(in thousands of $, except share data)	2011	2010
125,000,000 ordinary shares of $2.50 each	312,500	312,500

Issued and fully paid share capital:
(in thousands of $, except per share data)	2011	2010
77,858,502 ordinary shares of $2.50 each (2010: 77,858,502)	194,646	194,646

The Company's Ordinary Shares are listed on the New York Stock Exchange, the Oslo Stock Exchange and the London Stock Exchange.

In September 2008, the Company's shareholders at the Annual General Meeting approved a stock split which would result in authorized share capital of 625,000,000 Ordinary Shares of $0.50 per share. No record date was set for the stock split and the stock split had not taken place at December 31, 2011.

ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE LOSS [Abstract]
ACCUMUTLATED OTHER COMPREHENSIVE LOSS
24.	ACCUMULATED OTHER COMPREHENSIVE LOSS

The activity in Accumulated Other Comprehensive Loss is summarized as follows:
(in thousands of$)	Unrealized investment (losses) gains	Translation adjustments	Total
Balance at December 31, 2008	(543)	(4,684)	(5,227)
Translation adjustment for year	-	759	759
Net unrealized gains for the year	2,782	-	2,782
Balance at December 31, 2009	2,239	(3,925)	(1,686)
Translation adjustment for year	-	(137)	(137)
Net unrealized losses for the year	(11,438)	-	(11,438)
Other-than-temporary impairment transferred to Statement of Operations	9,425	-	9,425
Balance at December 31, 2010	226	(4,062)	(3,836)
Translation adjustment for the year	-	(49)	(49)
Net unrealized losses for the year	(894)	-	(894)
Balance at December 31,2011	(668)	(4,111)	(4,779)

SHARE OPTION PLANS	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE OPTION PLANS
25.	SHARE OPTION PLANS

In November 2006, the Company's board of directors approved a share option plan, which was cancelled in 2009 and replaced with the Frontline Ltd. Share Option Scheme (the "Frontline Scheme"). The Frontline Scheme permits the board of directors, at its discretion, to grant options to acquire shares in the Company to employees and directors of the Company or its subsidiaries. The subscription price for all options granted under the scheme will be reduced by the amount of all dividends declared by the Company in the period from the date of grant until the date the option is exercised, provided the subscription price is never reduced below the par value of the share.  Options granted under the scheme will vest at a date determined by the board at the date of the grant.  The options granted under the plan to date vest over a period of one to three years and have a five year term.  There is no maximum number of shares authorized for awards of equity share options and authorized, unissued or treasury shares of the Company may be used to satisfy exercised options.

The Company had previously granted 760,000 options of which 142,000 had been forfeited prior to vesting. During 2009, the remaining 618,000 options were cancelled and concurrently replaced with new options. As prescribed by ASC 718, this has been accounted for as a modification of previous award of equity instruments. In addition, a further grant of options for 45,000 shares was awarded in 2009. In April 2011, the Company granted 145,000 share options to directors and employees. The options have a five year term and vest equally over three years from the date of grant.

The fair value of the option modification and of newly granted option awards is estimated on the date of grant or modification using a Black-Scholes option valuation model with the following assumptions:

	2011	2009
Risk free interest rate	1.35%	1.35%
Expected life	3.5 years	3.5 years
Expected volatility	62.27%	61%
Expected dividend yield	0%	0%

The risk-free interest rate was estimated using the interest rate on three-year U.S. treasury zero coupon issues.  The volatility was estimated using historical share price data.  The dividend yield has been estimated at 0% as the exercise price is reduced by all dividends declared by the Company from the date of grant to the exercise date.   It is assumed that 95% of all options granted in 2009 and 2011 will vest.

The following summarizes share option transactions related to the Frontline Scheme:

(in thousands)	Number of Options	Weighted Average Exercise Price
Options outstanding as of December 31, 2008	625.0	NOK 208.78
Granted	663.0	NOK 145.00
Forfeited	(7.0)	NOK 205.42
Cancelled	(618.0)	NOK 203.94
Options outstanding as of December 31, 2009	663.0	NOK 144.16
Exercised	(2.3)	NOK 131.65
Forfeited	(10.0)	NOK 133.71
Options outstanding as of December 31, 2010	650.7	NOK 131.65
Granted	145.0	NOK 131.10
Exercised	(6.7)	NOK 132.71
Forfeited	(49.3)	NOK 130.36
Options outstanding as of December 31, 2011	739.7	NOK 130.46

Exercisable options as at:
December 31, 2011	396.5	NOK 130.46
December 31, 2010	219.0	NOK 131.65
December 31, 2009	Nil	Nil

The weighted average exercise price is adjusted for dividends in accordance with the terms of the plan. The weighted average remaining contractual term for the options outstanding and exercisable at December 31, 2011, 2010 and 2009, is 3.0 years, 3.8 years and 4.8 years, respectively.

The total fair value of share options vested in the years ended December 31, 2011, 2010 and 2009 was $1.8 million, $2.0 million and $nil, respectively.

The weighted average grant-date fair value of options granted during 2011 is $10.42 (2010: $nil per share, 2009: $9.92). The weighted average modification-date fair value of options modified in 2011 is $nil (2010: $nil, 2009: $3.10).

The intrinsic value of share options exercised in the years ended December 31, 2011, 2010 and 2009 was $0.04 million, $nil and $nil, respectively.

As at December 31, 2011, the intrinsic value of both outstanding and exercisable share options was $nil (2010: $2.1 million)

As of December 31, 2011, there was $1.1 million (2010: $1.3 million) in unrecognized compensation cost related to non-vested options granted under the Frontline Scheme. The unrecognized compensation expense is to be recognized over a weighted average period of 1.8 years in accordance with vesting conditions, all of which relates to unvested options. Compensation expense recognized in the years ended December 31, 2011, 2010 and 2009 was $1.6 million, $2.1 million and $3.0 million, respectively.

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
26.	FINANCIAL INSTRUMENTS

Foreign currency risk
The majority of the Company's transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. Certain of the Company's subsidiaries report in Sterling, Singapore dollars, Danish or Norwegian kroner and risks of two kinds arise as a result:

•	a transaction risk, that is, the risk that currency fluctuations will have a negative effect on the value of the Company's cash flows;
•
a translation risk, that is, the impact of adverse currency fluctuations in the translation of foreign operations and foreign assets and liabilities into U.S. dollars for the Company's consolidated financial statements.

Accordingly, such risk may have an adverse effect on the Company's financial condition and results of operations. The Company has not entered into derivative contracts for either transaction or translation risk.

Forward freight agreements
During 2011, the Company entered into forward freight agreements for speculative purposes. As of December 31, 2011, the Company had 25 contracts outstanding (2010: 26). The Company recorded a gain on forward freight agreements of $0.4 million in 2011 (2010: $0.02 million loss), which is included in "mark to market of derivatives".

Fair Values
The carrying value and estimated fair value of the Company's financial instruments as of December 31, 2011 and 2010 are as follows:

	2011		2010
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	160,566	160,566	176,639	176,639
Restricted cash and investments	100,566	100,566	244,091	252,891
Marketable securities	685	685	51,481	51,481
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	288,137	249,293	303,289	291,368
4.5% Convertible Bond	225,000	94,500	225,000	214,103

The estimated fair value of financial assets and liabilities are as follows:

(in thousands of $)	2011 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	160,566	160,566	-	-
Restricted cash and investments	100,566	100,566	-	-
Marketable securities	685	685	-	-
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	249,293	-	249,293	-
4.5% Convertible Bond	94,500	-	94,500	-

(in thousands of $)	2010 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	176,639	176,639	-	-
Restricted cash and investments	252,891	252,891	-	-
Marketable securities	51,481	51,481	-	-
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	291,368	108,819	182,549	-
4.5% Convertible bond	214,103	-	214,103	-

The following methods and assumptions were used to estimate the fair value of each class of financial instrument;

Cash and cash equivalents – the carrying values in the balance sheet approximate their fair value.

Restricted cash and investments – the fair value at December 31, 2010 includes the market value adjustment received by the Company in March 2011. This market value adjustment was not recognized in 2010 and was not, therefore, included in the carrying value of restricted cash and investments. At December 31, 2011 the balance relates entirely to restricted cash.

Marketable securities – the fair values are based on quoted market prices.

At December 31, 2011 the estimated fair values of the 7.84% and 8.04% First Preferred Mortgage Term Notes are based on the market price achieved in the last significant trading of the notes, adjusted for movements in the fixed income markets up to the year end (level two per ASC Topic 820). At December 31, 2010, the estimated fair value of the 8.04% First Preferred Mortgage Term Notes was disclosed as level one per ASC Topic 820 as it was based on quoted market prices. Trading of these notes was less active during 2011 and the Company now considers these to be level two.

Convertible bond – quoted market prices are not available, however the bonds are traded "over the counter" and the fair value of bonds is based on the market price on offer at the year end.

Assets Measured at Fair Value on a Nonrecurring Basis
The Company recorded an impairment loss of $121.4 million in 2011 in respect of five double hull Suezmax tankers (see Note 6). At December 31, 2011, one of these vessels, Front Alfa, was measured at fair value on a nonrecurring basis of $11.9 million, which was determined using level 2 inputs.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with Skandinaviska Enskilda Banken, or SEB, The Bank of New York, DnB Nor Bank ASA and Nordea Bank Norge, or Nordea. There is a concentration of credit risk with respect to restricted cash to the extent that substantially all of the amounts are carried with SEB, Nordea, The Bank of New York and HSBC. However, the Company believes this risk is remote.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
27.	RELATED PARTY TRANSACTIONS

The majority of the Company's leased vessels are leased from Ship Finance and under a Charter Ancillary Agreement; Ship Finance is entitled to a share of 20% of the Company's earnings on these leased vessels. A summary of leasing transactions with Ship Finance during the years ended December 31, 2011, 2010 and 2009 is as follows:

(in thousands of $)	2011	2010	2009
Charter hire paid (principal and interest)	354,822	289,578	331,534
Lease termination fees (expense) income	(17,104)	2,435	2,386
Compensation paid on lease amendment	106,000	-	-
Profit share expense	482	30,566	33,018
Remaining lease obligation	926,821	1,289,897	1,462,753

A summary of net amounts earned (incurred) from related parties, excluding the Ship Finance lease related balances above, for the years ended December 31, 2011, 2010 and 2009 are as follows:

(in thousands of $)	2011	2010	2009
Seatankers Management Co. Ltd	1,008	1,092	1,126
Golar LNG Limited	1,002	1,310	156
Golar LNG Energy Limited	-	88	-
Ship Finance International Limited	4,660	2,490	2,347
Golden Ocean Group Limited	5,492	6,138	4,253
Geveran Trading Co Ltd	-	-	(405)
Bryggegata AS	(1,494)	(1,368)	(1,300)
Arcadia Petroleum Limited	34,977	34,211	42,264
Seadrill Limited	1,076	426	322
Archer Limited (formerly Seawell)	906	166	126
Deep Sea Supply Plc	168	132	32
Aktiv Kapital ASA	136	83	63
VTN Shipping Inc	17,051	-	-
Orion Tankers Ltd	24	-	-
CalPetro Tankers (Bahamas I) Limited	63	47	45
CalPetro Tankers (Bahamas II) Limited	63	47	45
CalPetro Tankers (IOM) Limited	63	47	45

Net amounts earned from related parties comprise charterhire, office rental income and management, technical and commercial advisory, newbuilding supervision and technical management, corporate and administrative service income and interest income. Net expenses paid to related parties comprise primarily of rental for office space.

A summary of balances with related parties as at December 31, 2011 and 2010 is as follows:

(in thousands of $)	2011	2010
Receivables
Ship Finance International Limited	1,138	1,947
Seatankers Management Co. Ltd	168	-
Archer Ltd (formerly Seawell)	632	51
Golar LNG Limited	610	404
Golar LNG Energy Limited	-	11
Northern Offshore Ltd	13	13
Golden Ocean Group Limited	1,272	1,075
Seadrill Limited	841	109
Frontline 2012 Ltd	10,469	-
CalPetro Tankers (Bahamas I) Limited	57	20
CalPetro Tankers (Bahamas II) Limited	57	20
CalPetro Tankers (IOM) Limited	57	20
Deep Sea Supply Plc	68	2
Aktiv Kapital Ltd	67	-
Arcadia Petroleum Limited	356	3,553
	15,805	7,225

(in thousands of $)	2011	2010
Payables
Ship Finance International Limited	(9,209)	(31,448)
Seatankers Management Co. Ltd	(550)	(676)
Golar LNG Limited	(106)	(97)
Golden Ocean Group Limited	(910)	(1,057)
	(10,775)	(33,278)

Receivables and payables with related parties comprise unpaid management, technical advisory, newbuilding supervision and technical management, administrative service and rental charges and charterhire payments.  In addition, certain payables and receivables arise when the Company pays an invoice on behalf of a related party and vice versa.  The payable with Ship Finance also includes unpaid profit share and a lease termination fee. Receivables and payables with related parties are generally settled quarterly in arrears with the exception of profit share due to Ship Finance which is settled annually.

Ship Finance International Limited, Golar LNG Limited, Northern Offshore Ltd, Seadrill Limited, Bryggegata AS, Golden Ocean Group Limited, Arcadia Petroleum Limited ("Arcadia"), Geveran Trading Co Ltd ("Geveran"), Deep Sea Supply Plc ("Deep Sea"), Aktiv Kapital ASA, Archer Limited ("formerly Seawell"), Farahead Holdings Limited ("Farahead"), Seatankers Management Co. Ltd and Frontline 2012 are each subject to the significant influence or indirect control of Mr. Fredriksen, the Company's Chairman and Chief Executive Officer. CalPetro Tankers (Bahamas I) Limited, CalPetro Tankers (Bahamas II) Limited, CalPetro Tankers (IOM) Limited, Frontline 2012 Ltd. and Orion Tankers Ltd. are equity accounted.

The Company earned freights on chartering vessels to Arcadia in the amount of $34.6 million (2010: $33.9 million).

The Company received termination payments from Ship Finance in the aggregate amount of $5.3 million in respect of the lease terminations for Front Ace and Ticen Sun (ex-Front Highness) and made termination payments to Ship Finance in 2011 in the aggregate amount of $14.3 million in respect of the lease terminations for Front Leader and Front Breaker. A lease termination payment of $8.1 million in respect of the lease termination for Front Striver was paid to Ship Finance in 2012.

In September 2011, the Company negotiated the early termination of bareboat charters on three single hull VLCCs, Titan Orion (ex-Front Duke), Titan Aries (ex-Edinburgh) and Ticen Ocean (ex-Front Lady), which are being chartered in from Ship Finance. These three vessels have been sold by Ship Finance with expected delivery during 2012 and 2013. The Titan Orion (ex-Front Duke) was delivered, and the charter party with Ship Finance was terminated, on March 27, 2012. Under the terms of the early termination of the bareboat charters, Ship Finance will pay the Company a termination fee in accordance with the charter ancillary agreement. The costs of terminating the charter to the third party of $1.8 million per vessel will be borne by both Ship Finance and Frontline in line with the original profit sharing arrangement.

In October 2011, the Company sold the double hull Suezmax tanker, Front Hunter, to VTN Shipping Inc., a wholly owned subsidiary of Farahead Holdings Limited, and recognized a gain of $0.05 million in the fourth quarter of 2011.

In December 2011, Frontline completed a restructuring of the Company (see Note 4) in which 15 subsidiaries were sold to Frontline 2012 Ltd, a related company that Frontline owns 8.8% of the share capital. At December 31, 2011, $10.5 million remains outstanding for working capital balances.

In December 2011, the Company and Ship Finance agreed to a rate reduction of $6,500 per day for all vessels leased from Ship Finance under long-term leases for a four year period that commenced on January 1, 2012. The Company paid Ship Finance up front compensation of $106.0 million on December 30, 2011, of which $50.0 million was a non-refundable prepayment of profit split and $56.0 million was a release of restricted cash serving as security for charter payments. The Company will compensate Ship Finance with 100% of any difference between the renegotiated rates and the actual market rate up to the original contract rates. In addition, the profit share above the original threshold rates was increased from 20% to 25%.

In February 2010, the Company purchased the VLCC, Front Vista (renamed Dewi Maeswara), from Ship Finance for $58.5 million. The Front Vista (renamed Dewi Maeswara) had been chartered in by the Company. Due to the termination of the charter, a compensation fee of $0.4 million was paid to Ship Finance.

In March 2010, the Company made certain amendments to the charter agreements with Ship Finance relating to 31 double hull crude oil tankers and OBO carriers, which resulted in our restricted cash deposits being reduced in exchange for a guarantee from us for the payment of charterhire. Withdrawals from these restricted cash deposits was prohibited. Restricted cash deposits held in respect of the Ship Finance charter reserves decreased by $111.7 million resulting from amendments to the charter agreements and $10.6 million due to reserves no longer required for two vessels. We also made an advance payment of charterhire less operating expenses of $72.8 million covering part of the payments due to Ship Finance over the six months from March 2010.

In March 2010, Ship Finance sold the single hull vessel Golden River to a third party and as a result, terminated the Company's long-term lease for the vessel. The Company received a termination payment of $2.9 million.

In August 2010, Frontline sold 25% of SeaTeam Management to Golden Ocean Group Limited for $0.1 million and recognized a gain on sale of $0.2 million in the statement of equity. In addition, SeaTeam Management received a loan $0.5 million from Golden Ocean Group Limited, which is repayable over a term of five years and bears interest at 2.5% per annum.

In September 2009, Ship Finance sold the single hull vessel Front Duchess to a third party and as a result, terminated the Company's long-term lease for the vessel. The Company received a termination payment of $2.4 million and recorded a net gain of $3.1 million as a gain on sale of assets.

In March 2009, a wholly owned subsidiary of the Company and Ship Finance amended their charter ancillary agreement whereby the charter service reserve totaling $26.5 million relating to vessels on charter from Ship Finance may be in the form of a loan to Ship Finance. In March 2009, a loan in the amount of $26.5 million with an interest rate of LIBOR plus a margin was drawn down by Ship Finance. The loan was repaid in 2010.

Geveran acted as a guarantor for two loan facilities taken out by ITCL that expired in July and August 2009. Geveran received an annual fee of 2% of the drawndown facility for acting as guarantor. Both of these facilities have since been fully repaid.

DISPOSAL OF ASSETS	12 Months Ended
Dec. 31, 2011
DISPOSAL OF ASSETS [Abstract]
DISPOSAL OF ASSETS
28.	DISPOSAL OF ASSETS

In September 2009, Ship Finance sold the single hull vessel Front Duchess to a third party and as a result, terminated the Company's long-term lease for the vessel. The Company received a termination payment of $2.4 million and recorded a net gain of $3.1 million as a gain on sale of assets.

In February 2010, the Company purchased the VLCC, Front Vista (renamed Dewi Maeswara), from Ship Finance for $58.5 million. The Front Vista had been chartered in by the Company. Due to the termination of the charter, a compensation fee of $0.4 million was paid to Ship Finance. In March 2010, the Company sold the Front Vista (renamed Dewi Maeswara). The sale price of $60.0 million will be settled in the payment of installments over a 10 year period and the transaction has been recorded as an investment in a sales type lease.

In March 2010, Ship Finance sold the single hull vessel Golden River to a third party and as a result, terminated the Company's long-term lease for the vessel. The Company received a termination payment of $2.9 million.

In April 2010, the Company sold the Front Voyager for $8.3 million and recognized a net gain of $0.1 million.

In January 2011, the Company sold the VLCC Front Shanghai for $91.2 million. The vessel was simultaneously leased in on a two year time charter. A gain of $13.8 million was recognized in 2011 and a deferred gain of $7.9 million is being amortized over the remaining period of the charter.

In February 2011, Ship Finance sold the single hull vessel Ticen Sun (ex-Front Highness) to a third party and terminated the operating lease with the Company for the vessel. The Company received a termination payment of $2.9 million and recorded a gain of $2.9 million in 2011.

In March 2011, Ship Finance sold the single hull vessel Front Ace to a third party and terminated the operating lease with the Company for the vessel. The Company received a termination payment of $2.4 million and recorded a gain of $2.4 million in 2011.

In March 2011, the Company exercised its option to purchase the VLCC Front Eagle, which was recorded as a vessel held under capital lease. The vessel was simultaneously sold for $67.0 million, with delivery in the second quarter of 2011, and leased in under a two year operating lease. A gain of $7.5 million was recognized in 2011 and a deferred gain of $9.5 million is being amortized over the remaining period of the charter.

In April 2011, Ship Finance sold the OBO carrier Front Leader to a third party and as a result, terminated the Company's long-term lease for the vessel. The Company made a termination payment of $7.7 million. A loss on disposal of $9.3 million was recognized in 2011.

In May 2011, Ship Finance sold the OBO carrier Front Breaker to a third party and as a result, terminated the Company's long-term lease for the vessel. The Company made a termination payment of $6.6 million. A loss on disposal of $8.5 million was recognized in 2011.

In October 2011, Ship Finance sold the OBO carrier Front Striver to a third party and as a result, terminated the Company's long-term lease for the vessel. The Company made a termination payment of $8.1 million in 2012. A loss on disposal of $9.2 million was recognized in 2011.

In October 2011, the Company sold the Suezmax Front Fighter to an unrelated third party and recognized a loss of $0.1 million in the fourth quarter of 2011. An impairment loss for this vessel of $27.1 million was recorded in the third quarter of 2011.

In November 2011, the Company sold the Suezmax Front Hunter to a related party and recognized a gain of $0.05 million in the fourth quarter of 2011. An impairment loss for this vessel of $30.6 million was recorded in the third quarter of 2011.

In December 2011, the Company sold the Suezmax Front Delta to an unrelated third party and recognized a gain of $0.01 million in the fourth quarter of 2011. An impairment loss for this vessel of $18.5 million was recorded in the third quarter of 2011.

In December 2011, the Company sold the Suezmax Front Beta to an unrelated third party and recognized a loss of $0.4 million in the fourth quarter of 2011. An impairment loss for this vessel of $20.4 million was recorded in the third quarter of 2011.

In December 2011, the Company sold 15 wholly-owned SPCs, which together owned six VLCCs (Front Kathrine, Front Queen, Front Eminence, Front Endurance, Front Cecilie and Front Signe) including one on time charter, four Suezmax tankers (Northia, Front Odin, Naticina and Front Njord) and five VLCC newbuilding contracts to Frontline 2012, a related party, and recognized a loss of $307.0 million in the fourth quarter of 2011 (see Note 4).

NONCONTROLLING INTEREST AND DIVIDEND DISTRIBUTION TO SHAREHOLDERS	12 Months Ended
Dec. 31, 2011
NONCONTROLLING INTEREST AND DIVIDEND DISTRIBUTION [Abstract]
NONCONTROLLING INTEREST AND DIVIDEND DISTRIBUTION
29.	NONCONTROLLING INTEREST AND DIVIDEND DISTRIBUTION TO SHAREHOLDERS

In August 2010, the Company sold 25% of SeaTeam Management to Golden Ocean Group Limited for $0.1 million and recognized a gain on sale of $0.2 million in the consolidated statement of changes in equity.

The Company accounts for pro-rata distributions to owners in a spin-off at the book value of shares distributed and accounts for non pro-rata distributions to owners in a spin-off at the fair value of shares distributed.

In February 2008, as part of the Company's planned spin-off of its investment in ITCL to the Company's shareholders, the Company's Board of Directors declared a special dividend-in-kind of 17.53% of the Company's investment in ITCL with the distribution date being March 6, 2008. As of December 31, 2011 and 2010 the Company owned 82.47% of ITCL.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
30.	COMMITMENTS AND CONTINGENCIES

The Company insures the legal liability risks for its shipping activities with Assuranceforeningen SKULD, Assuranceforeningen Gard Gjensidig and Britannia Steam Ship Insurance Association Limited, all mutual protection and indemnity associations. As a member of these mutual associations, the Company is subject to calls payable to the associations based on the Company's claims record in addition to the claims records of all other members of the associations. A contingent liability exists to the extent that the claims records of the members of the associations in the aggregate show significant deterioration, which result in additional calls on the members.

As of December 31, 2011, the Company had four (2010: nine) vessels that were sold by the Company at various times during the period from November 1998 to December 31, 2003, and leased back on charters that have initial periods ranging from eight to twelve and a half years including options on the lessor's side to extend the charters for periods that range up to five years. All of these charters (2010: five) are accounted for as capital leases and none (2010: four) are accounted for as operating leases. The lessor has options to put the vessels on the Company at the end of the lease terms for four (2010: six) of these vessels. The total amount that the Company would be required to pay under these put options with respect to the capital leases is $36 million (2010: $45.5 million) and operating lease is $nil (2010: $9.5 million).

As of December 31, 2011, Chevron charters three vessels on long-term bareboat charters and holds options to purchase each vessel for $1 per vessel on April 1, 2015.

As of December 31, 2011, and following the restructuring described in Note 4, the Company was committed to make newbuilding installments of $112.4 million with expected payments of $25.0 million in 2012 and $87.4 million in 2013.

In September 2011, the Company negotiated the early termination of bareboat charters on three single hull VLCCs, Titan Orion (ex-Front Duke), Titan Aries (ex-Edinburgh) and Ticen Ocean (ex-Front Lady), which are being chartered in from Ship Finance, and was committed to pay early termination fees to the bareboat charterer of $3.7 million. These three vessels have been sold by Ship Finance with expected delivery during 2012 and 2013 and the Company will receive compensation payments from Ship Finance in the aggregate amount of $26.2 million upon the successful delivery of these vessels. The Titan Orion (ex-Front Duke) was delivered, and the charter party with Ship Finance was terminated, on March 27, 2012.

The Company is a party, as plaintiff or defendant, to several lawsuits in various jurisdictions for demurrage, damages, off-hire and other claims and commercial disputes arising from the operation of its vessels, in the ordinary course of business or in connection with its acquisition activities.  The Company believes that the resolution of such claims will not have a material adverse effect on the Company's operations or financial condition.

SUPPLEMENTAL INFORMATION	12 Months Ended
Dec. 31, 2011
SUPPLEMENTAL INFORMATION [Abstract]
SUPPLEMENTAL INFORMATION
31.	SUPPLEMENTAL INFORMATION

Non-cash investing and financing activities in the year ended December 31, 2011 include (i) a $156.3 million reduction in capital lease obligations and vessels under capital lease resulting from lease modifications (see Note 17), and (ii) reductions of $666.3 million and $325.5 million in bank debt and outstanding newbuilding commitments, respectively, as a result of the sale of 15 SPCs to Frontline 2012 (see Note 4). There was no non-cash investing and financing activities in the years ended December 31, 2010 and 2009.

POOL REVENUES	12 Months Ended
Dec. 31, 2011
POOL REVENUES [Abstract]
POOL REVENUES
32.	POOL REVENUES

Voyage charter revenues include pool earnings, which have been allocated on a net basis since these pools are responsible for paying voyage expenses and distribute net pool revenues to the participants. Pool earnings of $43.2 million, $125.6 million and $120.9 million have been included in voyage charter revenues in the years ended December 31, 2011, 2010 and 2009, respectively.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
33.	SUBSEQUENT EVENTS

In March 2012, the Company announced that it had entered into an agreement to sell its 1993-built double hull Suezmax tanker Front Alfa. Delivery to the buyer took place on March 21, 2012 and the vessel will cease to operate in the tanker market. All debt pertaining to the vessel, $12.9 million, was prepaid in December 2011 and the Company recorded a loss of $2.1 million in the first quarter of 2012.

In March 2012, the Company announced that it had purchased $10.0 million notional value of the Company's convertible bonds due 2015 for a purchase price of $5.4 million. The Company will recognize a gain of $4.6 million in 2012. After the purchase, the Company holds 4.4% of the convertible bonds outstanding.

In September 2011, the Company negotiated the early termination of bareboat charters on three single hull VLCCs, Titan Orion (ex-Front Duke), Titan Aries (ex-Edinburgh) and Ticen Ocean (ex-Front Lady), which are being chartered in from Ship Finance. These three vessels have been sold by Ship Finance with expected delivery during 2012 and 2013. The Titan Orion (ex-Front Duke) was delivered, and the charter party with Ship Finance was terminated, on March 27, 2012.

ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2011
ACCOUNTING POLICIES [Abstract]
Basis of accounting
Basis of accounting
The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States. The consolidated financial statements include the assets and liabilities of the Company and its subsidiaries and certain variable interest entities in which the Company is deemed to be the primary beneficiary. All intercompany balances and transactions have been eliminated on consolidation.

A variable interest entity is defined in Accounting Standards Codification ("ASC") Topic 810 "Consolidation" ("ASC 810") as a legal entity where either (a) the total  equity at risk is not sufficient to permit the entity to finance its activities without additional subordinated support; (b) equity interest holders as a group lack either i) the power to direct the activities of the entity that most significantly impact on its economic success, ii) the obligation to absorb the expected losses of the entity, or iii) the right to receive the expected residual returns of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest.

ASC 810 requires a variable interest entity to be consolidated by its primary beneficiary, being the interest holder, if any, which has both (1) the power to direct the activities of the entity which most significantly impact on the entity's economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.

We evaluate our subsidiaries, and any other entities in which we hold a variable interest, in order to determine whether we are the primary beneficiary of the entity, and where it is determined that we are the primary beneficiary we fully consolidate the entity.

The Company accounts for all business combinations by the purchase method in accordance with ASC 805. The Company assesses whether it has purchased a business or a group of assets. The Company ascertains the cost of the asset (or net asset) group and allocates that cost to the individual assets (or individual assets and liabilities) that make up the group in accordance with this guidance.  A portion of the cost of the group of assets is then assigned to each individual asset (or assets) acquired on the basis of its fair value.

Investments in companies over which the Company has the ability to exercise significant influence but does not control are accounted for using the equity method. The Company records its investments in equity-method investees in the consolidated balance sheets as "Investment in unconsolidated subsidiaries and associated companies" and its share of the investees' earnings or losses in the consolidated statements of operations as "Share in results of unconsolidated subsidiaries and associated companies". The excess, if any, of purchase price over book value of the Company's investments in equity method investees is included in the accompanying consolidated balance sheets in "Investment in unconsolidated subsidiaries and associated companies".

The preparation of financial statements in accordance with generally accepted accounting principles requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Fees paid on the early redemption of debt in 2010 of $2.7 million have been reclassified in the consolidated statement of cash flows for the year ended December 31, 2010 from Investing Activities to Operating Activities.

Revision of Prior Period Financial Statements
Revision of Prior Period Financial Statements
The Company determined that for the year ended December 31, 2010 diluted earnings per share had been improperly calculated because it excluded the dilutive effect of convertible bonds using the "if converted" method of calculation.  The Company does not believe this error was material to the previously issued financial statements but has revised these financial statements to correct the presentation of diluted earnings per share for the year-ended December 31, 2010 from $2.07 as previously reported to $2.01 as revised.

Cash and cash equivalents
Cash and cash equivalents
For the purposes of the consolidated statements of cash flows, all demand and time deposits and highly liquid, low risk investments with original maturities of three months or less are considered equivalent to cash.

Restricted cash and investments
Restricted cash and investments
Restricted cash consists of bank deposits which may only be used to settle certain pre-arranged loan or lease payments, minimum deposits, and management fees which must be maintained in accordance with contractual arrangements.

Restricted investments consists of deposits in guaranteed investment contracts ("GICs"), which must be maintained in accordance with contractual arrangements and may only be used to pay principal interest on the Company's debt and management fees. The GICs are considered to be investments held to maturity and as such are stated at cost plus accrued interest. When a contract is terminated by the Company, a market value adjustment ("MVA") is added to the value of the investment at the termination date. On January 18, 2011, the Windsor Companies received $3.6 million being the MVA to a GIC for which termination notice was given by the Windsor Companies in December 2010. On March 11, 2011, the Golden State Companies received $8.8 million being the MVA to an investment in a GIC for which termination notice was given by the Golden State Companies in February 2011. The $3.6 million in respect of the Windsor Companies was recorded in 2010 and the $8.8 million in respect of the Golden State Companies was recorded in 2011 in "Other non-operating items, net". At December 31, 2011 no GICs were held.

Marketable securities
Marketable securities
Marketable equity securities held by the Company are considered to be available-for-sale securities and as such are carried at fair value. Any resulting unrealized gains and losses, net of deferred taxes if any, are recorded as a separate component of other comprehensive income in equity unless the securities are considered to be other than temporarily impaired, in which case unrealized losses are recorded in the income statement.

Inventories	Inventories Inventories comprise principally of fuel and lubricating oils and are stated at the lower of cost and market value. Cost is determined on a first-in, first-out basis.
Vessels and equipment
Vessels and equipment
The cost of the vessels less estimated residual value is depreciated on a straight-line basis over the vessels' estimated remaining economic useful lives. The estimated economic useful life of the Company's vessels is 25 years. Other equipment is depreciated over its estimated remaining useful life, which approximates five years.

Vessels and equipment under capital lease
Vessels and equipment under capital lease
The Company charters in certain vessels and equipment under leasing agreements. Leases of vessels and equipment, where the Company has substantially all the risks and rewards of ownership, are classified as capital leases. Capital leases are capitalized at the inception of the lease at the lower of the fair value of the leased assets and the present value of the minimum lease payments.

Each lease payment is allocated between liability and finance charges to achieve a constant rate on the capital balance outstanding. The interest element of the capital cost is charged to the income statement over the lease period.

When the terms of a lease are modified, other than by renewing the lease or extending its term, the lease is reassessed as if the new terms where in place at inception of the lease. If this results in a different classification of the lease then the modification is considered a new agreement and accounted for as such from the date the modification came into effect. If the provisions of a capital lease are changed in a way that changes the amount of the remaining minimum lease payments, the present balances of the asset and the obligation are adjusted by an amount equal to the difference between the present value of the future minimum lease payments under the revised or new agreement (computed using the interest rate used to recognize the lease initially) and the present balance of the obligation. Where the provisions of a capital lease contain a floating rate element, such as an index linked rate of hire, then the minimum lease payments are assumed to equal the index at inception of the lease. Any variations in the index, and therefore the payments made, are accounted for as contingent rentals and are taken to the statement of operations in the period in which they become payable or receivable.

Depreciation of vessels and equipment under capital lease is included within "depreciation and amortization expense" in the consolidated statement of operations. Vessels and equipment under capital lease are depreciated on a straight-line basis over the vessels' remaining economic useful lives or on a straight-line basis over the term of the lease. The method applied is determined by the criteria by which the lease has been assessed to be a capital lease.

Vessel residual values - owned vessels and vessels under capital leases
Vessel residual values – owned vessels and vessels under capital leases
On July 1, 2009, the Company effected a change in estimate related to the estimated scrap rate for all of its owned vessels and for leased vessels where the Company has an interest in the residual value. The scrap rate was amended from an average of $222 per lightweight ton to $281 per lightweight ton for VLCC's and from an average of $378 per lightweight ton to $281 per lightweight ton for Suezmax's. The resulting change in salvage values has been applied prospectively and reduced depreciation by approximately $0.1 million for the six months ended December 31, 2009. This change also resulted in an increase in net income of approximately $0.1 million with no impact in earnings per share for the year ended December 31, 2009.

Newbuildings
Newbuildings
The carrying value of the vessels under construction ("Newbuildings") represents the accumulated costs to the balance sheet date which the Company has had to pay by way of purchase installments and other capital expenditures together with capitalized interest and associated finance costs. No charge for depreciation is made until the vessel is available for use.

Interest expense
Interest expense
Interest costs are expensed as incurred except for interest costs that are capitalized. Interest is capitalized on all qualifying assets that require a period of time to get them ready for their intended use. Qualifying assets consist of vessels constructed for the Company's own use.

Impairment of long-lived assets
Impairment of long-lived assets
The carrying values of long-lived assets and newbuildings that are held and used by the Company are reviewed whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Such indicators may include depressed spot rates and depressed second hand tanker values. The Company assesses recoverability of the carrying value of each asset or newbuilding on an individual basis by estimating the future net cash flows expected to result from the asset, including eventual disposal. If the future net undiscounted cash flows are less than the carrying value of the asset, or the current carrying value plus future newbuilding commitments, an impairment loss is recorded equal to the difference between the asset's or newbuildings carrying value and fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell.

Deferred charges
Deferred charges
Loan costs, including debt arrangement fees, are capitalized and amortized on a straight-line basis over the term of the relevant loan. The straight line basis of amortization approximates the effective interest method in the Company's consolidated statement of operations. Amortization of loan costs is included in interest expense.  If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid.

Trade accounts receivable
Trade accounts receivable
Trade and other receivables are presented net of allowances for doubtful balances. If amounts become uncollectible, they are charged against income when that determination is made.

Revenue and expense recognition
Revenue and expense recognition
Revenues and expenses are recognized on the accruals basis. Revenues are generated from freight billings, time charter and bareboat charter hires. Voyage revenues and expenses are recognized ratably over the estimated length of each voyage and, therefore, are allocated between reporting periods based on the relative transit time in each period. The impact of recognizing voyage expenses ratably over the length of each voyage is not materially different on a quarterly and annual basis from a method of recognizing such costs as incurred. Probable losses on voyages are provided for in full at the time such losses can be estimated. Time charter and bareboat charter revenues are recorded over the term of the charter as a service is provided. The Company uses a discharge-to-discharge basis in determining percentage of completion for all spot voyages and voyages servicing contracts of affreightment whereby it recognizes revenue ratably from when product is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage. However, the Company does not recognize revenue if a charter has not been contractually committed to by a customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Amounts receivable or payable arising from profit sharing arrangements are accrued based on amounts earned as of the reporting date. Profit share income represents vessel earnings earned by the Company's customers in excess of market rates. Profit share expense represents amounts due to Ship Finance based on 20% of the excess of vessel revenues earned by the Company over the base hire paid to Ship Finance for chartering in the vessels.

Expenses relating to the amendment of a charter party contract are recognized over the remaining period of the contract.

Revenues and voyage expenses of the vessels operating in pool arrangements are pooled and the resulting net pool revenues, calculated on a time charter equivalent basis, are allocated to the pool participants according to an agreed formula.  Formulae used to allocate net pool revenues vary among different pools but generally allocate revenues to pool participants on the basis of the number of days a vessel operates in the pool with weighting adjustments made to reflect vessels' differing capacities and performance capabilities. The same revenue and expense principles stated above are applied in determining the pool's net pool revenues. Certain pools are responsible for paying voyage expenses and distribute net pool revenues to the participants. Certain pools require the participants to pay and account for voyage expenses, and distribute gross pool revenues to the participants such that the participants' resulting net pool revenues are equal to net pool revenues calculated according to the agreed formula.  Revenues allocated by these pools are included in voyage charter revenues in the consolidated statements of operations.

(Loss) gain on sale of assets and amortization of deferred gains
(Loss) gain on sale of assets and amortization of deferred gains
(Loss) gain on sale of assets and amortization of deferred gains includes gains or losses from the sale of vessels, sale of subsidiaries, gains from the termination of leases, and the amortization of deferred gains. Gains or losses from the sale of assets are recognized when the vessel has been delivered and all risks have been transferred and are determined by comparing the proceeds received with the carrying value of the vessel. Gains or losses from the sale of subsidiaries are recognized on the date of the transactions and are determined by comparing the proceeds received with the carrying value of the assets and liabilities included in the consolidated financial statements. Gains from the termination of leases are recognized when the lease is effectively terminated and the vessel has been redelivered to the owner. Deferred gains are recorded as Current or Long-term Liabilities as applicable.

Drydocking
Drydocking
Normal vessel repair and maintenance costs are expensed when incurred. The Company recognizes the cost of a drydocking at the time the drydocking takes place, that is, it applies the "expense as incurred" method.

Derivatives
Derivatives
Changes in the fair values of forward freight agreements, which are entered into for speculative purposes, are recognized in "mark to market of derivatives" in the consolidated statements of operations. Assets and liabilities arising from the forward freight agreements are netted in accordance with the agreements such that no amounts are recorded in the balance sheet.

Financial instruments
Financial instruments
In determining the fair value of its financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. For the majority of financial instruments, including most derivatives and long-term debt, standard market conventions and techniques such as options pricing models are used to determine fair value. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.

Foreign currencies
Foreign currencies
The functional currency of the Company and the majority of its subsidiaries is the U.S. dollar as the majority of revenues and expenditures are denominated in U.S. dollars. The Company's reporting currency is also U.S. dollars. For subsidiaries that maintain their accounts in currencies other than U.S. dollars, the Company uses the current method of translation whereby the statements of operations are translated using the average exchange rate and the assets and liabilities are translated using the year end exchange rate. Foreign currency translation gains or losses are recorded as a separate component of other comprehensive income in equity.

Transactions in foreign currencies during the year are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet date. Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange. Foreign currency transaction gains or losses are included in the consolidated statements of operations.

Share-based payments
Share-based payments
The Company accounts for share based payments in accordance with ASC 718. Accordingly, the Company expenses the fair value of stock options issued to employees over the period in which the options vest.

Earnings per share
Earnings per share
Basic EPS is computed based on the income available to common stockholders and the weighted average number of shares outstanding for basic EPS. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

Investment in Capital Leases
Investment in Capital Leases
For capital leases that are sales-type leases, the difference between the gross investment in the lease and the sum of the present values of the two components of the gross investment is recorded as unearned lease interest income. The discount rate used in determining the present values is the interest rate implicit in the lease. The present value of the minimum lease payments, computed using the interest rate implicit in the lease, is recorded as the sales price, from which the carrying value of the vessel at the commencement of the lease is deducted in order to determine the profit or loss on sale. The unearned lease interest income is amortized to income over the period of the lease so as to produce a constant periodic rate of return on the net investment in the lease.

Convertible debt
Convertible debt
Convertible bond loans issued by the Company include both a loan component (host contract) and an option to convert the loan to shares (embedded derivative).

An embedded derivative, such as a conversion option, may be separated from its host contract and accounted for separately if certain criteria are met including if the contract that embodies both the embedded derivative and the host contract is not measured at fair value, the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract and if a separate instrument with the same terms as the embedded instrument would be a derivative.

If an embedded derivative instrument is separated from its host contract, the host contract shall be accounted for based on generally accepted accounting principles applicable to instruments of that type which do not contain embedded derivative instruments.

SEGMENT INFORMATION (Policies)	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION [Abstract]
Segment Reporting
The Company and the chief operating decision maker ("CODM") measure performance based on the Company's overall return to shareholders based on consolidated net income. The CODM does not review a measure of operating result at a lower level than the consolidated group. Consequently, the Company has only one reportable segment: tankers. The tankers segment includes crude oil tanker vessels and OBO or oil/bulk/ore carriers. Both types of vessel are managed as part of this one segment.

The Company's management does not evaluate performance by geographical region as this information is not meaningful.

RESTRUCTURING (Tables)	12 Months Ended
Dec. 31, 2011
RESTRUCTURING [Abstract]
Loss on Sale of Subsidiary
The transaction is summarized as follows:

(in thousands of $)
Proceeds from sale of shares in subsidiaries	128,882
Outstanding newbuilding installments transferred	325,500
Debt transferred	666,318
Fair market value of assets sold to Frontline 2012	1,120,700
Net book value of vessels sold	(864,865)
Net book value of newbuilding contracts sold	(237,057)
Outstanding newbuilding installments transferred	(325,500)
Legal fees	(250)
Loss on sale	(306,972)

SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION [Abstract]
Revenues by market
The Company operates in two markets. We operate in the tanker and drybulk carrier markets as an international provider of seaborne transportation of crude oil and drybulk cargoes. An analysis of revenues from these services is as follows:

(in thousands of $)	2011	2010	2009
Total operating revenues – tanker market	715,893	1,023,733	989,773
Total operating revenues – drybulk carrier market	86,608	136,912	124,983

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE [Abstract]
Components of the numerator for the calculation of basic and diluted earnings per share
The components of the numerator for the calculation of basic EPS and diluted EPS are as follows:

(in thousands of $)	2011	2010	2009
Net (loss) income attributable to Frontline Ltd.	(529,601)	161,407	102,701
Interest expense relating to the convertible bond	-	7,228	-
Diluted net (loss) income attributable to Frontline Ltd.	(529,601)	168,635	102,701

Weighted Average Shares Outstanding - Basic and Diluted
The components of the denominator for the calculation of basic EPS and diluted EPS are as follows:

(in thousands)	2011	2010	2009
Weighted average number of ordinary shares outstanding - basic	77,859	77,859	77,859
Stock options	-	175	8
Convertible bond	-	5,769	-
Weighted average number of ordinary shares outstanding – diluted	77,859	83,803	77,867

(LOSS) GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS (Tables)	12 Months Ended
Dec. 31, 2011
(LOSS) GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
(Loss) gain on sale of assets and amortization of deferred gains
(Loss) gain on sale of assets and amortization of deferred gains in each of the three years ended December 31 may be summarized as follows;

(in thousands of $)	2011	2010	2009
Net (loss) gain on lease terminations	(21,780)	5,924	3,061
Loss on sale of SPCs to Frontline 2012	(306,972)	-	-
Net gain on sale of vessels	9,271	95	-
Amortization of deferred gains	11,653	24,916	-
Other	(66)	-	-
	(307,894)	30,935	3,061

LEASES (Tables)	12 Months Ended
Dec. 31, 2011
LEASES [Abstract]
Future minimum rental payments
The future minimum rental payments under the Company's non-cancellable operating leases are as follows:

(in thousands of $)
Year ending December 31,
2012	30,770
2013	5,946
2014	1,607
2015	1,422
2016	-
Thereafter	-
Total minimum lease payments	39,745

Schedule of minimum future revenues on bareboat charters
The minimum future revenues to be received on time and bareboat charters which are accounted for as operating leases and other contractually committed income as of December 31, 2011 are as follows:

(in thousands of $)
2012	116,081
2013	65,316
2014	4,294
2015	-
2016	-
Thereafter	-
Total minimum lease payments	185,691

INVESTMENT IN FINANCE LEASE (Tables)	12 Months Ended
Dec. 31, 2011
INVESTMENT IN FINANCE LEASE (Tables) [Abstract]
Components of investments in sales-type leases
The following lists the components of the investment in sales-type lease as at December 31.

(in thousands of $)	2011	2010
Net minimum lease payments receivable	101,097	112,404
Estimated residual values of leased property (unguaranteed)	20,320	20,320
Less: unearned income	(66,062)	(75,834)
Total investment in sales-type lease	55,355	56,890

Current portion	1,824	1,535
Long-term portion	53,531	55,355
	55,355	56,890

Minimum future gross revenues under non-cancellable sales-type leases
The minimum future gross revenues to be received under the Company's non-cancellable sales-type lease as of December 31, 2011 are as follows:

(in thousands of $)
2012	11,337
2013	11,307
2014	11,307
2015	11,307
2016	11,338
Thereafter	44,501
Total minimum lease revenues	101,097

MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2011
MARKETABLE SECURITIES [Abstract]
Schedule of Available-for-sale Securities Reconciliation
Marketable securities held by the Company are equity securities considered to be available-for-sale securities.

(in thousands of $)	2011	2010
Cost	1,355	85,815
Accumulated other-than-temporary impairment	-	(34,560)
Accumulated net unrealized (loss) gain	(670)	226
Fair value	685	51,481

Schedule of realized loss on sale of available-for-sale securities
Net unrealized (loss) gain on marketable securities included in comprehensive income is $(0.7) million (2010: $0.2 million).

(in thousands of $)	2011	2010	2009
Proceeds from sale of available-for-sale securities	46,547	-	-
Realized loss on sale of securities	3,355	-	-

OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2011
OTHER RECEIVABLES [Abstract]
Schedule of Other Receivables
(in thousands of $)	2011	2010
Agent receivables	740	1,585
Claims receivables	6,513	6,248
Other receivables	7,145	9,367
	14,398	17,200

NEWBUILDINGS (Tables)	12 Months Ended
Dec. 31, 2011
NEWBUILDINGS [Abstract]
Summary roll forward of new build information
Movements in the three years ended December 31, 2011 may be summarized as follows:

(In thousands of $)
Balance at December 31, 2008	454,227
Installments and newbuilding supervision fees paid	147,129
Interest capitalized	22,701
Transfers to Vessels and Equipment	(220,549)
Accrual for newbuilding installments	10,460
Balance at December 31, 2009	413,968
Installments and newbuilding supervision fees paid	294,822
Interest capitalized	14,683
Transfers to Vessels and Equipment	(499,154)
Balance at December 31, 2010	224,319
Installments and newbuilding supervision fees paid	14,676
Interest capitalized	11,111
Cost of vessels assumed by Frontline 2012	(237,057)
Balance at December 31,2011	13,049

VESSELS AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2011
VESSELS AND EQUIPMENT. NET [Abstract]
Summary Rollforward of Vessels and equipment
Movements in the three years ended December 31, 2011 may be summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2008	519,016	(80,855)	438,161
Purchase of vessels and equipment	219	-
Transfers from Newbuildings	220,549	-
Transfers from vessels under capital lease	58,307	-
Other movements	932	(665)
Depreciation	-	(38,809)
Balance at December 31, 2009	799,023	(120,329)	678,694
Purchase of vessels and equipment	207,772	-
Transfers from Newbuildings	499,154	-
Transfers from vessels under capital lease	112,571	-
Other movements	(1,228)	1,145
Depreciation	-	(60,023)
Disposals	(8,452)	491
Balance at December 31, 2010	1,608,840	(178,716)	1,430,124
Purchase of vessels and equipment	56,591	-
Transfers from vessels under capital lease	53,733	-
Disposal of vessels to Frontline 2012	(927,009)	62,144
Disposal of vessels and equipment (excluding to Frontline 2012)	(332,495)	156,560
Other movements	(348)	179
Depreciation	-	(65,744)
Impairment loss	-	(121,443)
Balance at December 31, 2011	459,312	(147,020)	312,292

VESSELS UNDER CAPITAL LEASE, NET (Tables)	12 Months Ended
Dec. 31, 2011
VESSELS UNDER CAPITAL LEASE, NET [Abstract]
Book value of vessels under capital lease
(in thousands of $)	2011	2010
Cost	2,073,779	2,314,915
Accumulated depreciation	(1,051,607)	(887,389)
Net book value at end of year	1,022,172	1,427,526

Schedule of future minimum lease payments for capital leases
The outstanding obligations under capital leases are payable as follows:

(in thousands of $)
Year ending December 31,
2012	117,558
2013	115,435
2014	114,311
2015	147,155
2016	143,964
Thereafter	804,029
Minimum lease payments	1,442,452
Less: imputed interest	(429,216)
Present value of obligations under capital leases	1,013,236

Summary of company activity with non consolidated lessor entities
The following table discloses information about the Company's activity with these non-consolidated lessor entities in the three year period ended December 31, 2011:

(in thousands of $)	2011	2010	2009
Exercise of purchase option	56,090	-	-
Repayments of principal obligations under capital leases	56,113	20,579	35,215
Interest expense for capital leases	11,248	14,862	27,202

EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2011
EQUITY METHOD INVESTMENTS [Abstract]
Schedule of participation in investments recorded using the equity method
As of December 31, the Company had the following participation in investments that are recorded using the equity method:

	2011	2010
Front Tobago Shipping Corporation	-	40%
CalPetro Tankers (Bahamas I) Limited	100%	100%
CalPetro Tankers (Bahamas II) Limited	100%	100%
CalPetro Tankers (IOM) Limited	100%	100%
Orion Tankers Ltd.	50%	-
Frontline 2012 Ltd.	8.8%	-

Summarized balance sheet information of equity method investees
Summarized financial statements of investees of which the Company has determined it is not the primary beneficiary and accounts for under the equity method as of December 31, is as follows:

(in thousands of $)	2011	2010
Current assets	16,142	17,792
Non current assets	25,038	34,975
Current liabilities	10,438	10,611
Non current liabilities	28,577	38,103

Summarized statement of operations information of equity method investees
(in thousands of $)	2011	2010	2009
Net operating revenues	3,295	4,115	5,047
Net operating income	2,912	3,811	4,694
Net loss	(600)	(515)	(544)

DEFERRED CHARGES (Tables)	12 Months Ended
Dec. 31, 2011
DEFERRED CHARGES [Abstract]
Deferred Charges
(in thousands of $)	2011	2010
Debt arrangement fees	11,836	10,560
Accumulated amortization	(10,056)	(3,134)
	1,780	7,426

ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES [Abstract]
Accrued expenses

(in thousands of $)	2011	2010
Voyage expenses	27,676	33,569
Ship operating expenses	6,261	11,423
Administrative expenses	4,082	4,799
Interest expense	12,322	18,554
Taxes	-	81
Other	35	3,774
	50,376	72,200

OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2011
OTHER CURRENT LIABILITIES [Abstract]
Other Current Liabilities
(in thousands of $)	2011	2010
Accrued charter hire	600	51
Deferred gain on sale and leaseback	16,352	-
Other	2,618	10,791
	19,570	10,842

DEBT (Tables)	12 Months Ended
Dec. 31, 2011
DEBT [Abstract]
Long-term debt

(in thousands of $)	2011	2010
U.S. dollar denominated floating rate debt due through 2020	-	834,659
U.S. dollar denominated fixed rate debt:
4.5% convertible bond due 2015	225,000	225,000
7.84% to 8.04% First Preferred Mortgage Term Notes due 2019 and 2021	288,137	303,289
Total U.S. dollar floating rate and fixed rate debt	513,137	1,362,948
Credit facilities	376	1,410
Total debt	513,513	1,364,358
Less: current portion of long-term debt	(19,521)	(173,595)
	493,992	1,190,763

Summary of movement in debt
Movements in debt during 2011 maybe summarized as follows:

(in thousands of$)	U.S. dollar floating rate debt (including credit facilities)	U.S. dollar fixed rate debt	Total Debt
Balance at December 31, 2010	836,069	528,289	1,364,358
Drawdowns	72,000	-	72,000
Loan repayments	(241,375)	(15,152)	(256,527)
Assumed by Frontline 2012	(666,318)	-	(666,318)
Balance at December 31, 2011	376	513,137	513,513

Debt repayment schedule
The outstanding debt as of December 31, 2011 is repayable as follows:

(in thousands of $)
Year ending December 31,
2012	19,521
2013	20,700
2014	22,376
2015	249,174
2016	26,134
Thereafter	175,608
513,513

Schedule of sinking fund redemption payments
(in thousands of $) Year ending December 31,
2012	19,145
2013	20,700
2014	22,376
2015	24,174
2016	26,134
Thereafter	175,608
Total minimum lease revenues	288,137

Assets pledged	Assets pledged
(in thousands of $)	2011	2010
Vessels and newbuildings	298,491	1,652,205
Restricted cash and investments (excluding amounts held in charter service reserve)	99,303	182,091

SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2011
SHARE CAPITAL [Abstract]
Schedule of stock by class
Authorized share capital:
(in thousands of $, except share data)	2011	2010
125,000,000 ordinary shares of $2.50 each	312,500	312,500

Issued and fully paid share capital:
(in thousands of $, except per share data)	2011	2010
77,858,502 ordinary shares of $2.50 each (2010: 77,858,502)	194,646	194,646

ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE LOSS [Abstract]
Activity in accumulated other comprehensive income loss
The activity in Accumulated Other Comprehensive Loss is summarized as follows:
(in thousands of$)	Unrealized investment (losses) gains	Translation adjustments	Total
Balance at December 31, 2008	(543)	(4,684)	(5,227)
Translation adjustment for year	-	759	759
Net unrealized gains for the year	2,782	-	2,782
Balance at December 31, 2009	2,239	(3,925)	(1,686)
Translation adjustment for year	-	(137)	(137)
Net unrealized losses for the year	(11,438)	-	(11,438)
Other-than-temporary impairment transferred to Statement of Operations	9,425	-	9,425
Balance at December 31, 2010	226	(4,062)	(3,836)
Translation adjustment for the year	-	(49)	(49)
Net unrealized losses for the year	(894)	-	(894)
Balance at December 31,2011	(668)	(4,111)	(4,779)

SHARE OPTION PLANS (Tables)	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair value of the option modification and of newly granted option awards is estimated on the date of grant or modification using a Black-Scholes option valuation model with the following assumptions:

	2011	2009
Risk free interest rate	1.35%	1.35%
Expected life	3.5 years	3.5 years
Expected volatility	62.27%	61%
Expected dividend yield	0%	0%

Schedule of Share-based Compensation Arrangements by Share-based Payment Award
The following summarizes share option transactions related to the Frontline Scheme:

(in thousands)	Number of Options	Weighted Average Exercise Price
Options outstanding as of December 31, 2008	625.0	NOK 208.78
Granted	663.0	NOK 145.00
Forfeited	(7.0)	NOK 205.42
Cancelled	(618.0)	NOK 203.94
Options outstanding as of December 31, 2009	663.0	NOK 144.16
Exercised	(2.3)	NOK 131.65
Forfeited	(10.0)	NOK 133.71
Options outstanding as of December 31, 2010	650.7	NOK 131.65
Granted	145.0	NOK 131.10
Exercised	(6.7)	NOK 132.71
Forfeited	(49.3)	NOK 130.36
Options outstanding as of December 31, 2011	739.7	NOK 130.46

Exercisable options as at:
December 31, 2011	396.5	NOK 130.46
December 31, 2010	219.0	NOK 131.65
December 31, 2009	Nil	Nil

FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Carrying Value and Estimated Fair Value of Financial Instruments
The carrying value and estimated fair value of the Company's financial instruments as of December 31, 2011 and 2010 are as follows:

	2011		2010
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	160,566	160,566	176,639	176,639
Restricted cash and investments	100,566	100,566	244,091	252,891
Marketable securities	685	685	51,481	51,481
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	288,137	249,293	303,289	291,368
4.5% Convertible Bond	225,000	94,500	225,000	214,103

Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The estimated fair value of financial assets and liabilities are as follows:

(in thousands of $)	2011 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	160,566	160,566	-	-
Restricted cash and investments	100,566	100,566	-	-
Marketable securities	685	685	-	-
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	249,293	-	249,293	-
4.5% Convertible Bond	94,500	-	94,500	-

(in thousands of $)	2010 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	176,639	176,639	-	-
Restricted cash and investments	252,891	252,891	-	-
Marketable securities	51,481	51,481	-	-
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	291,368	108,819	182,549	-
4.5% Convertible bond	214,103	-	214,103	-

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of leasing transactions with Ship Finance
A summary of leasing transactions with Ship Finance during the years ended December 31, 2011, 2010 and 2009 is as follows:

(in thousands of $)	2011	2010	2009
Charter hire paid (principal and interest)	354,822	289,578	331,534
Lease termination fees (expense) income	(17,104)	2,435	2,386
Compensation paid on lease amendment	106,000	-	-
Profit share expense	482	30,566	33,018
Remaining lease obligation	926,821	1,289,897	1,462,753

Schedule of net amounts earned (incurred) from related parties excluding Ship Finance
A summary of net amounts earned (incurred) from related parties, excluding the Ship Finance lease related balances above, for the years ended December 31, 2011, 2010 and 2009 are as follows:

(in thousands of $)	2011	2010	2009
Seatankers Management Co. Ltd	1,008	1,092	1,126
Golar LNG Limited	1,002	1,310	156
Golar LNG Energy Limited	-	88	-
Ship Finance International Limited	4,660	2,490	2,347
Golden Ocean Group Limited	5,492	6,138	4,253
Geveran Trading Co Ltd	-	-	(405)
Bryggegata AS	(1,494)	(1,368)	(1,300)
Arcadia Petroleum Limited	34,977	34,211	42,264
Seadrill Limited	1,076	426	322
Archer Limited (formerly Seawell)	906	166	126
Deep Sea Supply Plc	168	132	32
Aktiv Kapital ASA	136	83	63
VTN Shipping Inc	17,051	-	-
Orion Tankers Ltd	24	-	-
CalPetro Tankers (Bahamas I) Limited	63	47	45
CalPetro Tankers (Bahamas II) Limited	63	47	45
CalPetro Tankers (IOM) Limited	63	47	45

Schedule of related party receivables and payables
A summary of balances with related parties as at December 31, 2011 and 2010 is as follows:

(in thousands of $)	2011	2010
Receivables
Ship Finance International Limited	1,138	1,947
Seatankers Management Co. Ltd	168	-
Archer Ltd (formerly Seawell)	632	51
Golar LNG Limited	610	404
Golar LNG Energy Limited	-	11
Northern Offshore Ltd	13	13
Golden Ocean Group Limited	1,272	1,075
Seadrill Limited	841	109
Frontline 2012 Ltd	10,469	-
CalPetro Tankers (Bahamas I) Limited	57	20
CalPetro Tankers (Bahamas II) Limited	57	20
CalPetro Tankers (IOM) Limited	57	20
Deep Sea Supply Plc	68	2
Aktiv Kapital Ltd	67	-
Arcadia Petroleum Limited	356	3,553
	15,805	7,225

(in thousands of $)	2011	2010
Payables
Ship Finance International Limited	(9,209)	(31,448)
Seatankers Management Co. Ltd	(550)	(676)
Golar LNG Limited	(106)	(97)
Golden Ocean Group Limited	(910)	(1,057)
	(10,775)	(33,278)

GENERAL (Details) (USD $)	12 Months Ended			1 Months Ended	35 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 31, 2004 Ship Finance International Limited [Member]	Mar. 31, 2007 Ship Finance International Limited [Member]	Feb. 28, 2008 Independent Tankers Corporation Limited [Member]	Aug. 31, 2010 SeaTeam Singapore Pte Limited [Member]	Dec. 31, 2011 Frontline 2012 Ltd [Member]
GENERAL [Abstract]
Number of tanker sizes	2
Lower range of VLCC tanker size (in dry weight tonnage)	200,000
Upper range of VLCC tanker size ((in dry weight tonnage)	320,000
Lower range of Suezmax tanker size (in dry weight tonnage)	120,000
Upper range of Suezmax tanker size (in dry weight tonnage)	170,000
Related Party Transaction [Line Items]
Number of vessel-owning entities sold to Ship Finance (in entities)				46
Number of vessels owned by each vessel-owning entity (in vessels)	1			1
Number of entities owning an option to acquire a VLCC (in entities)				1
Number of shares retained in Ship Finance retained after distribution to shareholders (in shares)					73,383
Percent of total shares retained (in hundredths)					0.01%
Percentage of subsidiary's or equity investee's stock owned by parent company sold in transaction (in hundredths)						17.53%	25.00%
Proceeds from sale of shares in subsidiaries							$ 100,000
Gain on sale of subsidiary stock recognized in statement of equity							200,000
Number of wholly-owned special purpose companies sold to Frontline 2012 (in number of subsidiaries)								15
Number of VLCC newbuilding contracts owned by the special purpose companies which have been sold to Frontline 2012 (in number of vessels)	5							5
Number of VLCCs owned by the special purpose companies which have been sold to Frontline 2012 (in number of vessels)								6
Number of VLCC's owned with a time charters attached which have been sold to Frontline 2012 (in number of vessels)								1
Number of Suezmax tankers owned by the special purpose companies which have been sold to Frontline 2012 (in number of vessels)								4
Loss on sale of special purpose companies	$ (306,972,000)	$ 0	$ 0					$ (307,000,000)
Number of vessels the gross charter payment commitment was reduced (in number of vessels)	32

ACCOUNTING POLICIES (Details) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 02, 2009	Jun. 30, 2009
ACCOUNTING POLICIES [Abstract]
Prior period reclassification			$ 2,700,000
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Diluted (loss) earnings per share (in dollars per share)		$ (6.8)	$ 2.01	$ 1.32
Significant Acquisitions and Disposals [Line Items]
Average VLCC scrap rate per lightweight ton					281	222
Average Suezmax scrap rate per lightweight ton					281	378
Decrease in depreciation from change in salvage values	100,000
Effect of change in salvage values on net income				100,000
Effect of change in salvage values on earnings per share				0
Profit share expense percentage (in hundredths)		20.00%
Vessels [Member]
Significant Acquisitions and Disposals [Line Items]
Estimated remaining economic useful life		25Y
Property, Plant and Equipment, Other Types [Member]
Significant Acquisitions and Disposals [Line Items]
Estimated remaining economic useful life		5Y
Windsor Companies Investment Contract [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market value adjustment to a guaranteed investment contract			3,600,000
Golden State Companies Investment Contract [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market value adjustment to a guaranteed investment contract		$ 8,800,000
Amount Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Diluted (loss) earnings per share (in dollars per share)			$ 2.07

RECENT ACCOUNTING PRONOUNCEMENTS (Details)	12 Months Ended
Dec. 31, 2011
ASU 2011-05 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Name	ASU 2011-05
New Accounting Pronouncement or Change in Accounting Principle, Description	'Presentation of Comprehensive Income' in order to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity, and requires entities to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 is effective for fiscal years beginning after December 15, 2011, although early adoption is permitted. Its adoption will affect the presentation of the Company's financial statements, but is not expected to have a material impact on the Company's disclosures or consolidated financial position, results of operations, and cash flows. ASU 2011-05 also included the requirement to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statements in which the components of net income and the components of other comprehensive income are presented. Owing to concerns raised about difficulties in its implementation, this latter requirement has been deferred for further consideration, through the issue by the FASB in December 2011 of ASU 2011-12 “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05”. The Company has chosen to early adopt ASU 2011-5 and show present the statement of comprehensive income in two separate consecutive statements.
ASU 2011-11 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Name	ASU 2011-11
New Accounting Pronouncement or Change in Accounting Principle, Description	'Disclosures about Offsetting Assets and Liabilities' in order to standardize the disclosure requirements under US GAAP and IFRS relating to both instruments and transactions eligible for offset in financial statements. ASU 2011-11 is applicable for annual reporting periods beginning on or after January 1, 2013. Its adoption is not expected to have a material impact on the Company's disclosures
ASU 2011-04 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Name	ASU 2011-04
New Accounting Pronouncement or Change in Accounting Principle, Description	'Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRSs'. In general, ASU 2011-04 clarifies the FASB's intent about the application of existing fair value measurement and disclosure requirements, and for many of these requirements the amendments are not intended to result in any change in the application of ASC Topic 820 'Fair Value Measurement'. At the same time, there are some amendments that do change particular principles or requirements relating to fair value measurement and disclosure. ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011. Its adoption is not expected to have a material impact on the Company's disclosures or consolidated financial position, results of operations, and cash flows.

RESTRUCTURING (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Equity Method Investments [Line Items]
Number of VLCC newbuilding contracts owned by the special purpose companies which have been sold to Frontline 2012 (in number of vessels)	5
Debt transferred	$ 666,318,000
Par value of new ordinary shares issued in transaction (in dollars per share)	$ 2.5	$ 2.5
Investment in associated companies	25,047,000	0	0
Operating fleet prior to restructuring (in units)	58
Operating fleet following restructuring (in units)	48
Number of vessels owned through ITCL (in number of vessels)	9
Newbuilding commitments prior to restructuring	437,900,000
Newbuilding commitments following restructuring	112,400,000
Number of Suezmax tanker newbuilding contracts following the reduction of newbuilding commitments	2
Debt Instrument [Line Items]
Reduction of gross charter payment commitments	293,000,000
Percentage the Company will compensate counterparties for difference between renegotiated rates and actual spot rate up to the original contract rates (in hundredths)	100.00%
Bank debt associated with a vessel [Member]
Debt Instrument [Line Items]
Prepayment of bank debt	12,900,000
ITCL Bank Loan [Member]
Debt Instrument [Line Items]
Prepayment of bank debt	33,000,000
Frontline 2012 Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Number of wholly-owned special purpose companies sold to Frontline 2012 (in number of subsidiaries)	15
Number of VLCCs owned by the special purpose companies which have been sold to Frontline 2012 (in number of vessels)	6
Number of VLCC's owned with a time charters attached which have been sold to Frontline 2012 (in number of vessels)	1
Number of Suezmax tankers owned by the special purpose companies which have been sold to Frontline 2012 (in number of vessels)	4
Number of VLCC newbuilding contracts owned by the special purpose companies which have been sold to Frontline 2012 (in number of vessels)	5
Number of independent broker valuations (in number of valuations)	3
Proceeds from sale of shares in subsidiaries	128,882,000
Outstanding newbuilding installments transferred	325,500,000
Debt transferred	666,318,000
Fair market value of assets sold to Frontline 2012	1,120,700,000
Net book value of vessels sold	(864,865,000)
Net book value of Newbuilding contracts sold	(237,057,000)
Newbuilding installments outstanding transferred	(325,500,000)
Legal fees	(250,000)
Loss on sale	306,972,000
Working Capital balances purchased	10,500,000
Percentage of share capital obtained in Frontline 2012 (in hundredths)	8.80%	0.00%
Frontline 2012 Ltd [Member] | Private Placement [Member]
Schedule of Equity Method Investments [Line Items]
Number of new ordinary shares issued in transaction (in shares)	100,000,000
Par value of new ordinary shares issued in transaction (in dollars per share)	$ 2
Subscription price of ordinary shares issued (in dollars per share)	$ 2.85
Gross proceeds from issuance of private placement	285,000,000
Number of shares allocated in the transaction to the Company or to Frontline Ltd (in shares)	8,771,000
Percentage of share capital obtained in Frontline 2012 (in hundredths)	8.80%
Investment in associated companies	$ 25,000,000

SEGMENT INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue from External Customer [Line Items]
Total operating revenues	$ 810,102,000	$ 1,165,215,000	$ 1,133,286,000
Revenue from single customer	171,000,000
Percent of revenue from single customer (in hundredths)	21.00%	21.00%	22.00%
Number of customers representing more than 10% of revenue	1	1	1
Maximum percentage consolidated operating revenues from individual major customers (in hundredths)	10.00%
Tanker Market [Member]
Revenue from External Customer [Line Items]
Total operating revenues	715,893,000	1,023,733,000	989,773,000
Drybulk Carrier Market [Member]
Revenue from External Customer [Line Items]
Total operating revenues	$ 86,608,000	$ 136,912,000	$ 124,983,000

IMPAIRMENT OF LONG TERM ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
IMPAIRMENT OF LONG TERM ASSETS [Abstract]
Impairment losses on vessels and equipment		$ 121,443	$ 0	$ 0
Suezmax doublehull vessels impaired		5
Number of vessels disposed of	1	4

INCOME TAXES (Details)	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Abstract]
Foreign Tax exemption expiration date	2035-03-31

EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
EARNINGS PER SHARE [Abstract]
Weighted average number of ordinary shares outstanding - basic	77,859,000	77,859,000	77,859,000
Stock options	0	175,000	8,000
Convertible bond	0	5,769,000	0
Weighted average number of ordinary shares outstanding - diluted	77,859,000	83,803,000	77,867,000
Net (loss) income attributable to Frontline Ltd.	$ (529,601)	$ 161,407	$ 102,701
Interest expense relating to the convertible bond	0	7,228	0
Diluted net (loss) income attributable to Frontline Ltd.	$ (529,601)	$ 168,635	$ 102,701
Anti-dilutive shares	5,769,231

(LOSS) GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
(LOSS) GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
Net (loss) gain on lease terminations	$ (21,780)	$ 5,924	$ 3,061
Loss on sale of special purpose companies to Frontline 2012	(306,972)	0	0
Net gain on sale of vessels	9,271	95	0
Amortization of deferred gains	11,653	24,916	0
Other	(66)	0	0
(Loss) gain on sale of assets and amortization of deferred gains	$ (307,894)	$ 30,935	$ 3,061

LEASES (Details) (USD $)	12 Months Ended						12 Months Ended					12 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Front VLCC Shanghai renamed Gulf Eyadah [Member]	Dec. 31, 2011 VLCC Front Eagle renamed DHT Eagle [Member]	Mar. 31, 2011 Special Purpose Entities [Member]	Dec. 31, 2011 Maritime Equipment [Member] Special Purpose Entities [Member]	Dec. 31, 2010 Maritime Equipment [Member] Special Purpose Entities [Member]	Dec. 31, 2009 Maritime Equipment [Member] Special Purpose Entities [Member]	Dec. 31, 2011 Assets Leased to Others [Member]	Dec. 31, 2010 Assets Leased to Others [Member]	Dec. 31, 2011 Assets Held under Operating Leases [Member]	Dec. 31, 2011 Assets Held under Operating Leases [Member] Maritime Equipment [Member]	Dec. 31, 2011 Assets Held under Operating Leases [Member] Maritime Equipment [Member] Hampstead [Member]	Dec. 31, 2011 Assets Held under Operating Leases [Member] Short-term Fixed Rate Charter Equipment [Member]	Dec. 31, 2011 Assets Held under Operating Leases [Member] Assets Leased to Others [Member]	Dec. 31, 2011 Assets Held under Capital Leases [Member] Maritime Equipment [Member]	Jan. 31, 2011 Sale and Lease Back Transactions [Member] Maritime Equipment [Member] Front VLCC Shanghai renamed Gulf Eyadah [Member]	Dec. 31, 2011 Sale and Lease Back Transactions [Member] Maritime Equipment [Member] Front VLCC Shanghai renamed Gulf Eyadah [Member]	Mar. 31, 2011 Sale and Lease Back Transactions [Member] Maritime Equipment [Member] VLCC Front Eagle renamed DHT Eagle [Member]	Dec. 31, 2011 Sale and Lease Back Transactions [Member] Maritime Equipment [Member] VLCC Front Eagle renamed DHT Eagle [Member]
LEASES [Abstract]
Total vessels leased in on long-term time and bareboat charters	35
Leases, Schedule of Leased Assets [Line Items]
Number of operating leases													3		4
Number of capital leases																	32
Number of vessels leased on operating leases which were disposed over during the period (in number of vessels)												4
Charterhire expenses	$ 65,601,000	$ 134,551,000	$ 169,503,000				$ 33,100,000	$ 37,500,000	$ 6,000,000
Cost of vessels										1,261,600,000	1,814,300,000
Accumulated depreciation of vessels										542,700,000	526,900,000
Number of time or bareboat charters leases (in number of leases)										24						23
Initial length of lease period, minimum (in months)										4M
Initial length of lease term, maximum (in years)										6Y
Number of vessels classified as an investment in finance lease (in number of vessels)										1
Charter rate per day of vessel														27,050				35,000	35,000	32,500
Gain on sale leaseback transaction recognized in period				13,800,000	7,500,000														13,800,000		7,500,000
Deferred gain, gross				7,900,000	9,500,000	17,000,000												7,900,000		9,500,000
Charter duration of new contract with new owners (in years)																			2Y	2Y
Previous day rate														37,750
Future minimum operating lease payments
2012	30,770,000
2013	5,946,000
2014	1,607,000
2015	1,422,000
2016	0
Thereafter	0
Total minimum lease payments	39,745,000
Rental expense for operating leases	68,100,000	136,800,000	171,500,000
Minimum lease revenues [Abstract]
2012	116,081,000
2013	65,316,000
2014	4,294,000
2015	0
2016	0
Thereafter	0
Total minimum lease revenues	$ 185,691,000

INVESTMENT IN FINANCE LEASE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Components of the investment in sales-type leases [Abstract]
Net minimum lease payments receivable	$ 101,097	$ 112,404
Estimated residual values of leased property (unguaranteed)	20,320	20,320
Less: unearned income	(66,062)	(75,834)
Total investment in sales-type lease	55,355	56,890
Current portion	1,824	1,535
Long-term portion	53,531	55,355
Total investment in sales-type lease	55,355	56,890
Future minimum gross revenues [Abstract]
2012	11,337
2013	11,307
2014	11,307
2015	11,307
2016	11,338
Thereafter	44,501
Total minimum lease revenues	$ 101,097

MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity securities available-for-sale
Cost	$ 1,355	$ 85,815
Accumulated other-than-temporary impairment		(34,560)
Accumulated net unrealized (loss) gain	(670)	226
Fair value	685	51,481
Schedule of Equity Method Investments [Line Items]
Fair value of shares held	685	51,481
Impairment loss on shares held	0	9,425	0
Amount reclassified out of accumulated other comprehensive income into earnings in the period		9,425
Proceeds from sale of available-for-sale securities		0	0
Realized loss	3,355	0	0
Overseas Shipholding Group Inc [Member]
Equity securities available-for-sale
Fair value		49,900
Schedule of Equity Method Investments [Line Items]
Fair value of shares held		49,900
Impairment loss on shares held		9,400
Amount reclassified out of accumulated other comprehensive income into earnings in the period		2,600
Proceeds from sale of available-for-sale securities	46,547
Realized loss	$ 3,355

TRADE ACCOUNTS RECEIVABLE, NET (Details) (Trade Accounts Receivable [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Trade Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts relating to freight and demurrage claims	$ 4,500	$ 1,100

OTHER RECEIVABLES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables	$ 14,398	$ 17,200
Agent receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables	740	1,585
Claims receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables	6,513	6,248
Other receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables	7,145	9,367
Total Other Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts	$ 0	$ 0

NEWBUILDINGS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Newbuildings [Roll Forward]
Balance, beginning of period	$ 224,319	$ 413,968	$ 454,227
Installments and newbuilding supervision fees paid	14,676	294,822	147,129
Interest Capitalized	11,111	14,683	22,701
Transfers to Vessels and Equipment		(499,154)	(220,549)
Accrual for Newbuilding installments			10,460
Cost of vessels assumed by Frontline 2012	(237,057)
Balance, end of period	13,049	224,319	413,968
Number of VLCC newbuilding contracts owned by the special purpose companies which have been sold to Frontline 2012	5
Frontline 2012 [Member]
Newbuildings [Roll Forward]
Interest Capitalized	$ 10,400

VESSELS AND EQUIPMENT (Details) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 31, 2011 Sale and Lease Back Transactions [Member] Maritime Equipment [Member] Front VLCC Shanghai renamed Gulf Eyadah [Member]	Dec. 31, 2011 Sale and Lease Back Transactions [Member] Maritime Equipment [Member] Front VLCC Shanghai renamed Gulf Eyadah [Member]	Dec. 31, 2010 Suezmax Double Hull Transferred from Newbuildings [Member]	Dec. 31, 2010 VLCC Double Hull Transferred from Newbuildings [Member]	Dec. 31, 2010 VLCC Double Hull Secondhand [Member]	Dec. 31, 2011 VLCC Double Hull Transferred from Capital Lease [Member]	Dec. 31, 2010 VLCC Double Hull Transferred from Capital Lease [Member]	Dec. 31, 2010 Suezmax Single Hull [Member]	Dec. 31, 2011 Vessels and Equipment [Member]	Dec. 31, 2010 Vessels and Equipment [Member]	Dec. 31, 2009 Vessels and Equipment [Member]	Dec. 31, 2011 Vessels and Equipment [Member] Frontline 2012 [Member]	Dec. 31, 2011 Vessels [Member] VLCC Front Eagle renamed DHT Eagle [Member] Sale and Lease Back Transactions [Member]
Vessels and equipment [Roll Forward]
Balance, beginning of period												$ 1,608,840,000	$ 799,023,000	$ 519,016,000
Accumulated Depreciation beginning balance												(178,716,000)	(120,329,000)	(80,855,000)
Net Carrying Value beginning balance												1,430,124,000	678,694,000	438,161,000
Purchase of vessels and equipment												56,591,000	207,772,000	219,000
Transfers from Newbuildings													499,154,000	220,549,000
Transfers from vessels under capital lease												53,733,000	112,571,000	58,307,000
Other movements cost												(348,000)	(1,228,000)	932,000
Other movements depreciation												179,000	1,145,000	(665,000)
Depreciation	195,597,000	212,851,000	237,313,000									(65,744,000)	(60,023,000)	(38,809,000)
Disposals cost												(332,495,000)	(8,452,000)
Disposals depreciation												156,560,000	491,000
Disposal of vessels to Frontline 2012 cost															(927,009,000)
Disposal of vessels to Frontline 2012 depreciation															62,144,000
Impairment	(121,443,000)	0	0									(121,443,000)
Balance, end of period												459,312,000	1,608,840,000	799,023,000
Accumulated Depreciation ending balance												(147,020,000)	(178,716,000)	(120,329,000)
Net Carrying Value ending balance	312,292,000	1,430,124,000										312,292,000	1,430,124,000	678,694,000
Number of vessels the company owns (in vessels)	7	17
Number of vessel-owning subsidiaries sold to Frontline 2012	10
Number of vessels owned by each vessel-owning entity sold to Frontline 2012 (in vessels)	1
Number of Suezmax vessels impaired (in vessels)	5
Number of impaired vessels sold by end of period (in vessels)	4
Acquisitions of vessels (in vessels)						4	2	2	1	2						1
Acquisition cost of vessels						270,400,000	228,800,000	207,300,000								56,100,000
Disposal of vessels (in number of vessels)											1
Leases, Schedule of Leased Assets [Line Items]
Number of vessels sold and chartered in from new ownership (in vessels)					1											1
Charter duration of new contract with new owners (in years)					2Y
Charter rate per day of vessel				$ 35,000	$ 35,000											$ 32,500

VESSELS UNDER CAPITAL LEASE, NET (Details) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2011 Special Purpose Entities [Member]	Dec. 31, 2011 Special Purpose Entities [Member]	Dec. 31, 2010 Special Purpose Entities [Member]	Dec. 31, 2009 Special Purpose Entities [Member]	Dec. 31, 2011 Ship Finance International Limited [Member]	Dec. 31, 2011 Ship Finance International Limited [Member]	Dec. 31, 2010 Ship Finance International Limited [Member]	Dec. 31, 2009 Ship Finance International Limited [Member]	Dec. 31, 2011 Ship Finance International Limited [Member] OBO [Member]	Dec. 31, 2011 Ship Finance International Limited [Member] Double Hull Suezmax [Member]	Dec. 31, 2011 Ship Finance International Limited [Member] Double Hull VLCC [Member]
VESSELS UNDER CAPITAL LEASE, NET [Abstract]
Cost	$ 2,073,779,000	$ 2,314,915,000
Accumulated depreciation	(1,051,607,000)	(887,389,000)
Net book value at end of year	1,022,172,000	1,427,526,000
Depreciation expense for vessels under capital lease	129,800,000	152,800,000	198,500,000
Outstanding Obligations Under Capital Leases: [Abstract]
Year Ended December 31, 2012	117,558,000
Year Ended December 31, 2013	115,435,000
Year Ended December 31, 2014	114,311,000
Year Ended December 31, 2015	147,155,000
Year Ended December 31, 2016	143,964,000
Thereafter	804,029,000
Minimum lease payments	1,442,452,000
Less: imputed interest	(429,216,000)
Present value of obligations under capital leases	1,013,236,000							926,821,000	926,821,000	1,289,897,000	1,462,753,000
Vessels under capital leases	32	37
Vessels leased from Ship Finance	28	31
Initial terms of leases, minimum (in years)	8
Initial terms of leases, maximum (in years)	22
Remaining periods on these leases, minimum (in years)	3
Remaining periods on these leases, maximum (in years)	15
Schedule of Capital Leased Assets [Line Items]
Vessels leased from variable interest entities					4	5
Original cost to the lessor of the assets under variable interest entity arrangement					258,000,000	383,000,000
Residual Value guarantees associated with leases					36,000,000
Profit share payment basis (in hundredths)					25.00%
Capital lease obligation reduction and corresponding reduction in vessels under capital lease					29,800,000
Sale leaseback, sale price				67,000,000
Gain on sale leaseback transaction				17,000,000
Percentage of charter revenues earned the Company agrees to pay as profit sharing expense in excess of daily base charterhire paid (in hundredths)								20.00%	20.00%
Total profit share									500,000	30,600,000
Outstanding lease obligation settled in full from termination of lease agreement between Holyrood Shipping Plc and Dresdner Kleinwort Leasing	75,700,000
Number of vessel type on long term lease												5	6	17
Lease expiration minimum year								2015	2015
Lease expiration maximum year								2027	2027
Exercise of purchase option					56,090,000	0	0
Repayments of principal obligations under capital leases					56,113,000	20,579,000	35,215,000
Interest expense for capital leases					11,248,000	14,862,000	27,202,000
Leases, Schedule of Leased Assets [Line Items]
Agreed per day rate reduction								6,500	6,500
Period of rate reduction								4	4
Compensation paid in exchange for rate reduction and reduction of capital lease obligations to Ship Finance								106,000,000	106,000,000
Total compensation paid in exchange for rate reduction								50,000,000	50,000,000
Amount of total compensation paid which is a release of restricted cash which served as security for charter payments								56,000,000	56,000,000
Compensation percentage of any difference between the renegotiated rates and actual market rate up to the original contract rates								100.00%	100.00%
Adjusted percentage of charter revenues earned the Company agrees to pay as profit sharing expense in excess of original threshold rate (in hundredths)								25.00%	25.00%
Reduction in capital lease obligation and corresponding reduction in vessels under capital lease which resulted from reassessment of leases due to change in lease terms								126,500,000	126,500,000
Reduction in vessels under capital lease resulting from compensation payment								$ 106,500,000	$ 106,500,000

EQUITY METHOD INVESTMENTS (Details) (USD $)	12 Months Ended															12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Front Tobago Shipping Corporation [Member]	Dec. 21, 2010 Front Tobago Shipping Corporation [Member]	Dec. 31, 2011 CalPetro Tankers (Bahamas I) Limited [Member]	Dec. 31, 2010 CalPetro Tankers (Bahamas I) Limited [Member]	Dec. 31, 2011 CalPetro Tankers (Bahamas II) Limited [Member]	Dec. 31, 2010 CalPetro Tankers (Bahamas II) Limited [Member]	Dec. 31, 2011 CalPetro Tankers (IOM) Limited [Member]	Dec. 21, 2010 CalPetro Tankers (IOM) Limited [Member]	Dec. 31, 2011 Orion Tankers Ltd [Member]	Dec. 21, 2010 Orion Tankers Ltd [Member]	Dec. 31, 2011 Frontline 2012 Ltd [Member]	Dec. 31, 2010 Frontline 2012 Ltd [Member]	Dec. 31, 2011 Frontline 2012 Ltd [Member] Private Placement [Member]	Dec. 31, 2011 Independent Tankers Corporation Limited [Member]	Dec. 31, 2011 Variable Interest Entities Calpetro Bahamas B1, Calpetro Bahamas BII, CalPetro IOM [Member]	Dec. 31, 2010 Variable Interest Entities Calpetro Bahamas B1, Calpetro Bahamas BII, CalPetro IOM [Member]	Dec. 31, 2009 Variable Interest Entities Calpetro Bahamas B1, Calpetro Bahamas BII, CalPetro IOM [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)				0.00%	40.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	50.00%	0.00%	8.80%	0.00%	8.80%	82.47%
Equity Method Investment, Additional Information [Abstract]
Number of oil tankers acquired		3
Shares issued																100,000,000
Par value of new ordinary shares issued in transaction (in dollars per share)	$ 2.5	$ 2.5														$ 2
Subscription price of ordinary shares issued (in dollars per share)																$ 2.85
Total paid for shares acquired in private placement	$ 25,047,000	$ 0	$ 0													$ 25,000,000
Number of shares allocated in transaction (in shares)																8,771,000
Number of common directors														2
Final dividend received from liquidation proceedings				500,000
Dividends received from equity method investees	500,000	0	0
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Current assets																		16,142,000	17,792,000
Non current assets																		25,038,000	34,975,000
Current liabilities																		10,438,000	10,611,000
Non current liabilities																		28,577,000	38,103,000
Combined unconsolidated net assets of CalPetro BI, CalPetro BII, and CalPetro IOM																		2,200,000	2,800,000
Net operating revenues																		3,295,000	4,115,000	5,047,000
Net operating income																		2,912,000	3,811,000	4,694,000
Net loss																		$ (600,000)	$ (515,000)	$ (544,000)

DEFERRED CHARGES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
DEFERRED CHARGES [Abstract]
Debt arrangement fees	$ 11,836	$ 10,560
Accumulated amortization	(10,056)	(3,134)
Total	1,780	7,426
Extinguishment of Debt [Line Items]
Amortization of deferred charges	6,922	1,436	1,282
Frontline 2012 Ltd [Member]
Extinguishment of Debt [Line Items]
Amortization of deferred charges	$ 4,900

ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ACCRUED EXPENSES [Abstract]
Voyage expenses	$ 27,676	$ 33,569
Ship operating expenses	6,261	11,423
Administrative expenses	4,082	4,799
Interest expense	12,322	18,554
Taxes	0	81
Other	35	3,774
Accrued expenses	$ 50,376	$ 72,200

OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
OTHER CURRENT LIABILITIES [Abstract]
Accrued charter hire	$ 600	$ 51
Deferred gain on sale and leaseback	16,352	0
Other	2,618	10,791
Other current liabilities	$ 19,570	$ 10,842

DEBT (Details)	12 Months Ended			12 Months Ended															12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 4.5% Convertible bond due 2015 [Member]	Dec. 31, 2011 7.84% to 8.04% First Preferred Mortgage Term Notes due 2019 and 2021 [Member]	Dec. 31, 2011 US Dollar denominated fixed rate debt [Member] USD ($)	Dec. 31, 2011 US Dollar denominated fixed rate debt [Member] 4.5% Convertible bond due 2015 [Member] USD ($)	Aug. 25, 2011 US Dollar denominated fixed rate debt [Member] 4.5% Convertible bond due 2015 [Member] USD ($)	May 24, 2011 US Dollar denominated fixed rate debt [Member] 4.5% Convertible bond due 2015 [Member] USD ($)	Mar. 07, 2011 US Dollar denominated fixed rate debt [Member] 4.5% Convertible bond due 2015 [Member] USD ($)	Feb. 22, 2011 US Dollar denominated fixed rate debt [Member] 4.5% Convertible bond due 2015 [Member] USD ($)	Dec. 31, 2010 US Dollar denominated fixed rate debt [Member] 4.5% Convertible bond due 2015 [Member] USD ($)	Dec. 21, 2010 US Dollar denominated fixed rate debt [Member] 4.5% Convertible bond due 2015 [Member] USD ($)	Sep. 08, 2010 US Dollar denominated fixed rate debt [Member] 4.5% Convertible bond due 2015 [Member] USD ($)	Aug. 27, 2010 US Dollar denominated fixed rate debt [Member] 4.5% Convertible bond due 2015 [Member] USD ($)	Jun. 02, 2010 US Dollar denominated fixed rate debt [Member] 4.5% Convertible bond due 2015 [Member] USD ($)	May 21, 2010 US Dollar denominated fixed rate debt [Member] 4.5% Convertible bond due 2015 [Member] USD ($)	Mar. 26, 2010 US Dollar denominated fixed rate debt [Member] 4.5% Convertible bond due 2015 [Member] USD ($)	Mar. 26, 2010 US Dollar denominated fixed rate debt [Member] 4.5% Convertible bond due 2015 [Member] NOK	Dec. 31, 2011 US Dollar denominated fixed rate debt [Member] 7.84% to 8.04% First Preferred Mortgage Term Notes due 2019 and 2021 [Member] USD ($)	Dec. 31, 2010 US Dollar denominated fixed rate debt [Member] 7.84% to 8.04% First Preferred Mortgage Term Notes due 2019 and 2021 [Member] USD ($)	Dec. 31, 2011 US Dollar denominated fixed rate debt [Member] First Preferred Mortgage Notes [Member]	Dec. 31, 2010 US Dollar denominated fixed rate debt [Member] First Preferred Mortgage Notes [Member]	Dec. 31, 2011 US Dollar denominated floating rate debt [Member] USD ($)	Dec. 31, 2010 US Dollar denominated floating rate debt [Member] USD ($)	Dec. 31, 2011 US Dollar denominated floating rate debt [Member] Term Loan Facility Due 2017 [Member] USD ($)	Jun. 30, 2008 US Dollar denominated floating rate debt [Member] Term Loan Facility Due 2017 [Member]	Dec. 31, 2011 US Dollar denominated floating rate debt [Member] Term Loan Facility Due September 2013 [Member] USD ($)	Sep. 30, 2008 US Dollar denominated floating rate debt [Member] Term Loan Facility Due September 2013 [Member]	Dec. 31, 2011 US Dollar denominated floating rate debt [Member] Term Loan Facility Due 2020 [Member] USD ($)	May 31, 2009 US Dollar denominated floating rate debt [Member] Term Loan Facility Due 2020 [Member]	Dec. 31, 2011 US Dollar denominated floating rate debt [Member] Secured Loan Facility Entered in June 2009 [Member] USD ($)	Jun. 30, 2009 US Dollar denominated floating rate debt [Member] Secured Loan Facility Entered in June 2009 [Member]	Dec. 31, 2011 US Dollar denominated floating rate debt [Member] Term Loan Facility Due in 2015 [Member] USD ($)	Jun. 30, 2010 US Dollar denominated floating rate debt [Member] Term Loan Facility Due in 2015 [Member]	Dec. 31, 2011 US Dollar denominated floating rate debt [Member] Term Loan Facility Due in 2013 [Member] USD ($)	Dec. 31, 2011 US Dollar denominated floating rate debt [Member] Term Loan Facility 2 due in 2017 [Member] USD ($)	Dec. 31, 2010 US Dollar denominated floating rate debt [Member] Term Loan Facility 2 due in 2017 [Member]
Debt Instrument [Line Items]
Total US Dollar floating rate and fixed rate debt	$ 513,137,000	$ 1,362,948,000				$ 225,000,000					$ 225,000,000								$ 288,137,000	$ 303,289,000			$ 0	$ 834,659,000
Credit facility , outstanding	376,000	1,410,000
Total debt	513,513,000	1,364,358,000			513,137,000																		376,000
Less current portion of long-term debt	(19,521,000)	(173,595,000)
Long-term debt	493,992,000	1,190,763,000
Stated interest rate (in hundredths)			4.50%			4.50%					4.50%
Stated interest rate range, minimum (in hundredths)				7.84%															7.84%	7.84%
Stated interest rate range, maximum (in hundredths)				8.04%															8.04%	8.04%
Movement in debt [Roll Forward]
Balance at beginning of period	1,364,358,000				528,289,000																		836,069,000
Drawdowns	72,000,000				0																		72,000,000
Loan repayments	(256,527,000)				(15,152,000)																		(241,375,000)
Assumed by Frontline 2012	(666,318,000)				0																		(666,318,000)
Balance at end of period	513,513,000	1,364,358,000			513,137,000																		376,000
Secured term loan facility, borrowing capacity																									420,000,000		180,000,000		146,400,000		33,000,000		200,000,000		20,000,000	147,000,000
Secured term loan facility, maturity date																									2017		2013-09		2020		2011-06		2015		2013	2017
Reductions in bank debt as a result of sale of a vessel during the period																																	52,200,000
Amount of debt drawn down																																				72,000,000
Number of VLCC double hull vessels the Facility was used to acquire (in number of vessels)																										2				2				2
Number of Suezmax double hull vessels the Facility was used to acquire (in number of vessels)																										4		5
Number of vessels acquired with facility that were subsequently sold (in number of vessels)																												4						1
Number of one year extensions to the original note (in number of extensions)																																2
Number of VLCC double hull vessels refinanced using the Facility (in number of vessels)																																		1
Number of newbuilding double hull VLCC's the Facility was used to finance (in number of newbuildings)																																					2
Convertible bonds due 2015 [Abstract]
Debt instrument placed on private placement																	225,000,000
Convertible, conversion price (in dollars per share)									$ 36.5567				$ 37.0483		$ 38.0895		$ 39
Convertible, reference price																	$ 29.7784	180.0045
USD/NOK exchange rate																	6.0448	6.0448
Dividend declared (in dollars per share)							$ 0.02	$ 0.1		$ 0.1		$ 0.25		$ 0.75		$ 0.75
Bond redemption features (in hundredths)						100.00%													100.00%
Bond redemption feature, minimum (in hundredths)						90.00%
Number of new shares to be issued (in shares)						6,154,822
Number of structures involved in financing and leasing transactions (in number of structures)																					3
Effective interest rate (in hundredths)																					7.91%	7.91%
Sinking fund redemption price (in hundredths)																					100.00%
2012	19,145,000
2013	20,700,000
2014	22,376,000
2015	24,174,000
2016	26,134,000
Thereafter	175,608,000
Maturities of Long-term Debt [Abstract]
2012	19,521,000
2013	20,700,000
2014	22,376,000
2015	249,174,000
2016	26,134,000
Thereafter	175,608,000
Total debt	513,513,000	1,364,358,000			513,137,000																		376,000
Weighted average interest rate for floating rate debt denominated in U.S. dollars (in hundredths)	0.00%	3.20%
Number of tranches of term notes purchased		3
Total	288,137,000
Make whole premium		2,100,000
Assets pledged [Abstract]
Vessels and newbuildings	298,491,000	1,652,205,000
Restricted cash and investments (excluding amounts held in charter service reserve)	$ 99,303,000	$ 182,091,000

SHARE CAPITAL (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
SHARE CAPITAL [Abstract]
Ordinary shares authorized (in shares)	125,000,000	125,000,000
Ordinary shares authorized - par value (in dollars per share)	$ 2.5	$ 2.5
Ordinary shares authorized	$ 312,500	$ 312,500
Ordinary shares issued (in shares)	77,858,502	77,858,502	77,858,502	77,858,502
Ordinary shares issued	$ 194,646	$ 194,646
Ordinary shares issued (dollars per share)	$ 2.5	$ 2.5
Authorized share capital value after split (in shares)	625,000,000
Authorized common shares par value per share after stock split (in dollars per share)	$ 0.5

ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	$ (3,836)	$ (1,686)	$ (5,227)
Translation adjustment for year	(49)	(137)	759
Net unrealized gains (losses) for the year	(894)	(11,438)	2,782
Other-than-temporary impairment		9,425
Balance	(4,779)	(3,836)	(1,686)
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	226	2,239	(543)
Translation adjustment for year	0	0	0
Net unrealized gains (losses) for the year	(894)	(11,438)	2,782
Other-than-temporary impairment		9,425
Balance	(668)	226	2,239
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	(4,062)	(3,925)	(4,684)
Translation adjustment for year	(49)	(137)	759
Net unrealized gains (losses) for the year	0	0	0
Other-than-temporary impairment		0
Balance	$ (4,111)	$ (4,062)	$ (3,925)

SHARE OPTION PLANS (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011 Stock Options [Member] USD ($)	Dec. 31, 2010 Stock Options [Member] USD ($)	Dec. 31, 2009 Stock Options [Member] USD ($)	Dec. 31, 2011 Stock Options [Member] NOK	Dec. 31, 2010 Stock Options [Member] NOK	Dec. 31, 2009 Stock Options [Member] NOK	Dec. 31, 2008 Stock Options [Member] NOK
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period, minimum (in years)		1
Award vesting period, maximum (in years)		3
Share-based payment award, expiration period (in years)		5
Options initially granted	760,000
Options forfeited prior to vesting				142,000
Options cancelled and concurrently replaced with new options.	618,000
Further grant of options		145,000		45,000
Risk free interest rate (in hundredths)		1.35%		1.35%
Expected life (in years)		3.5		3.5
Expected volatility (in hundredths)		62.27%		61.00%
Expected dividend yield (in hundredths)		0.00%		0.00%
Assumption of percentage of options granted will vest (in hundredths)		95.00%		95.00%
Options outstanding at begining of period (in shares)		650.7	663					625
Granted (in shares)		145	0	663
Exercised (in shares)		(6.7)	(2.3)	0
Forfeited (in shares)		(49.3)	(10)	(7)
Cancelled (in shares)		0	0	(618)
Options outstanding at end of period (in shares)		739.7	650.7	663				625
Options outstanding at end of period, Exercisable, Number (in shares)		396.5	219	0
Options outstanding at beginning of period, weighted average exercise price (in krones per share)						131.65	144.16	208.78
Granted, weighted average exercise price (in krones per share)					131.1	0	145
Exercised, weighted average exercise price (in krones per share)					132.71	131.65	0
Forfeited, weighted average exercise price (in krones per share)					130.36	133.71	205.42
Cancelled, weighted average exercise price (in krones per share)							203.94
Options outstanding at end of period, weighted average exercise price (in krones per share)					130.46	131.65	144.16
Options outstanding at end of period, Exercisable, number (in shares)		396.5	219	0
Options outstanding at end of period, Exercisable, weighted average remaining contractual terms (in years)		3	3.8	4.8
Options vested, aggregate fair value		$ 1.8	$ 2	$ 0
Options grants in period, weighted average grant date fair value (dollars per share)		$ 10.42	$ 0	$ 9.92
Options modified in period, weighted average modification date fair value (dollars per share)		0	0	3.1
Options exercised in period, intrinsic value		0.04	0	0
Options outstanding and exercisable, intrinsic value		0	2.1
Non-vested awards, unrecognized compensation cost		1.1	1.3
Unrecognized compensation expense, period for recognition (in years)		1.8
Compensation expense recognized		$ 1.6	$ 2.1	$ 3

FINANCIAL INSTRUMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value Disclosures [Abstract]
Number of risks related to subsidiaries' reporting in foreign currency	2
Number of forward freight contracts entered into and outstanding for speculative purposes	25	26
Mark to market of derivatives	$ 390,000	$ (19,000)	$ 0
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment lossed on vessels	121,443,000	0	0
Fair Value, Measurements, Recurring [Member]
Assets [Abstract]
Cash and cash equivalents	160,566,000	176,639,000
Restricted cash and investments	100,566,000	252,891,000
Marketable securities	685,000	51,481,000
Liabilities [Abstract]
First preferred mortgage term notes (7.84% to 8.04%)	249,293,000	291,368,000
Convertible bond (4.5%)	94,500,000	214,103,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets [Abstract]
Cash and cash equivalents	160,566,000	176,639,000
Restricted cash and investments	100,566,000	252,891,000
Marketable securities	685,000	51,481,000
Liabilities [Abstract]
First preferred mortgage term notes (7.84% to 8.04%)	0	108,819,000
Convertible bond (4.5%)	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets [Abstract]
Cash and cash equivalents	0	0
Restricted cash and investments	0	0
Marketable securities	0	0
Liabilities [Abstract]
First preferred mortgage term notes (7.84% to 8.04%)	249,293,000	182,549,000
Convertible bond (4.5%)	94,500,000	214,103,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets [Abstract]
Cash and cash equivalents	0	0
Restricted cash and investments	0	0
Marketable securities	0	0
Liabilities [Abstract]
First preferred mortgage term notes (7.84% to 8.04%)	0	0
Convertible bond (4.5%)	0	0
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment lossed on vessels	121,400,000
Number of vessels impaired	5
Number of vessels carried at fair value	1
Fair value of vessels carried at fair value using level 2 inputs	11,900,000
7.84% to 8.04% First Preferred Mortgage Term Notes due 2019 and 2021 [Member]
Debt Stated Interest Rate [Abstract]
Stated interest rate, minimum	7.84%
Stated interest rate, maximum	8.04%
4.5% Convertible bond due 2015 [Member]
Debt Stated Interest Rate [Abstract]
Stated interest rate	4.50%
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Assets [Abstract]
Cash and cash equivalents	160,566,000	176,639,000
Restricted cash and investments	100,566,000	244,091,000
Marketable securities	685,000	51,481,000
Liabilities [Abstract]
First preferred mortgage term notes (7.84% to 8.04%)	288,137,000	303,289,000
Convertible bond (4.5%)	225,000,000	225,000,000
Estimate of Fair Value, Fair Value Disclosure [Member]
Assets [Abstract]
Cash and cash equivalents	160,566,000	176,639,000
Restricted cash and investments	100,566,000	252,891,000
Marketable securities	685,000	51,481,000
Liabilities [Abstract]
First preferred mortgage term notes (7.84% to 8.04%)	249,293,000	291,368,000
Convertible bond (4.5%)	$ 94,500,000	$ 214,103,000

RELATED PARTY TRANSACTIONS (Details) (USD $)	1 Months Ended	12 Months Ended												1 Months Ended					4 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended																								1 Months Ended	12 Months Ended
	Aug. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Seatankers Management Co. Ltd [Member]	Dec. 31, 2010 Seatankers Management Co. Ltd [Member]	Dec. 31, 2009 Seatankers Management Co. Ltd [Member]	Dec. 31, 2011 Golar LNG Limited [Member]	Dec. 31, 2010 Golar LNG Limited [Member]	Dec. 31, 2009 Golar LNG Limited [Member]	Dec. 31, 2011 Golar LNG Energy Limited [Member]	Dec. 31, 2010 Golar LNG Energy Limited [Member]	Dec. 31, 2009 Golar LNG Energy Limited [Member]	Dec. 31, 2011 Ship Finance International Limited [Member]	Sep. 30, 2011 Ship Finance International Limited [Member]	Mar. 31, 2010 Ship Finance International Limited [Member]	Feb. 28, 2010 Ship Finance International Limited [Member]	Sep. 30, 2009 Ship Finance International Limited [Member]	Apr. 30, 2012 Ship Finance International Limited [Member]	Dec. 31, 2011 Ship Finance International Limited [Member]	Dec. 31, 2010 Ship Finance International Limited [Member]	Dec. 31, 2009 Ship Finance International Limited [Member]	Feb. 05, 2010 Ship Finance International Limited [Member]	Aug. 31, 2010 Golden Ocean Group Limited [Member]	Dec. 31, 2011 Golden Ocean Group Limited [Member]	Dec. 31, 2010 Golden Ocean Group Limited [Member]	Dec. 31, 2009 Golden Ocean Group Limited [Member]	Dec. 31, 2011 Geveran Trading Co Ltd [Member]	Dec. 31, 2010 Geveran Trading Co Ltd [Member]	Dec. 31, 2009 Geveran Trading Co Ltd [Member]	Dec. 31, 2011 Bryggegata AS [Member]	Dec. 31, 2010 Bryggegata AS [Member]	Dec. 31, 2009 Bryggegata AS [Member]	Dec. 31, 2011 Arcadia Petroleum Limited [Member]	Dec. 31, 2010 Arcadia Petroleum Limited [Member]	Dec. 31, 2009 Arcadia Petroleum Limited [Member]	Dec. 31, 2011 Seadrill Limited [Member]	Dec. 31, 2010 Seadrill Limited [Member]	Dec. 31, 2009 Seadrill Limited [Member]	Dec. 31, 2011 Archer Limited (formerly Seawell) [Member]	Dec. 31, 2010 Archer Limited (formerly Seawell) [Member]	Dec. 31, 2009 Archer Limited (formerly Seawell) [Member]	Dec. 31, 2011 Deep Sea Supply Plc [Member]	Dec. 31, 2010 Deep Sea Supply Plc [Member]	Dec. 31, 2009 Deep Sea Supply Plc [Member]	Dec. 31, 2011 Aktiv Kapital ASA [Member]	Dec. 31, 2010 Aktiv Kapital ASA [Member]	Dec. 31, 2009 Aktiv Kapital ASA [Member]	Oct. 31, 2011 VTN Shipping Inc [Member]	Dec. 31, 2011 VTN Shipping Inc [Member]	Dec. 31, 2010 VTN Shipping Inc [Member]	Dec. 31, 2009 VTN Shipping Inc [Member]	Dec. 31, 2011 Orion Tankers Ltd [Member]	Dec. 31, 2010 Orion Tankers Ltd [Member]	Dec. 31, 2009 Orion Tankers Ltd [Member]	Dec. 31, 2011 CalPetro Tankers (Bahamas I) Limited [Member]	Dec. 31, 2010 CalPetro Tankers (Bahamas I) Limited [Member]	Dec. 31, 2009 CalPetro Tankers (Bahamas I) Limited [Member]	Dec. 31, 2011 CalPetro Tankers (Bahamas II) Limited [Member]	Dec. 31, 2010 CalPetro Tankers (Bahamas II) Limited [Member]	Dec. 31, 2009 CalPetro Tankers (Bahamas II) Limited [Member]	Dec. 31, 2011 CalPetro Tankers (IOM) Limited [Member]	Dec. 31, 2010 CalPetro Tankers (IOM) Limited [Member]	Dec. 31, 2009 CalPetro Tankers (IOM) Limited [Member]	Dec. 31, 2011 Northern Offshore Ltd [Member]	Dec. 31, 2010 Northern Offshore Ltd [Member]	Dec. 31, 2011 Frontline 2012 Ltd [Member]
Related Party Transaction [Line Items]
Charterhire paid (principal and interest)																				$ 354,822,000	$ 289,578,000	$ 331,534,000
Lease termination fees (expense) income																				(17,104,000)	2,435,000	2,386,000
Compensation paid in exchange for rate reduction and reduction of capital lease obligations to Ship Finance														106,000,000						106,000,000
Profit share expense		482,000	30,566,000	33,018,000																482,000	30,566,000	33,018,000
Remaining lease obligation		1,013,236,000												926,821,000						926,821,000	1,289,897,000	1,462,753,000
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances					1,008,000	1,092,000	1,126,000	1,002,000	1,310,000	156,000	0	88,000	0							4,660,000	2,490,000	2,347,000			5,492,000	6,138,000	4,253,000	0	0	(405,000)	(1,494,000)	(1,368,000)	(1,300,000)	34,977,000	34,211,000	42,264,000	1,076,000	426,000	322,000	906,000	166,000	126,000	168,000	132,000	32,000	136,000	83,000	63,000		17,051,000	0	0	24,000	0	0	63,000	47,000	45,000	63,000	47,000	45,000	63,000	47,000	45,000
Receivables with related parties		15,805,000	7,225,000		168,000	0		610,000	404,000		0	11,000		1,138,000						1,138,000	1,947,000				1,272,000	1,075,000								356,000	3,553,000		841,000	109,000		632,000	51,000		68,000	2,000		67,000										57,000	20,000		57,000	20,000		57,000	20,000		13,000	13,000	10,469,000
Payables with related parties		(10,775,000)	(33,278,000)		(550,000)	(676,000)		(106,000)	(97,000)					(9,209,000)						(9,209,000)	(31,448,000)				(910,000)	(1,057,000)
Earned freights on chartering vessels																																		34,600,000	33,900,000
Lease termination payments received																2,900,000		2,400,000		5,300,000
Lease termination payments paid																	400,000		8,100,000	14,300,000
Number of Single hull VLCCs currently chartered to the Company that related party has entered into an agreement to sell															3
Cost per vessel to be borne by Company and related party to terminate the current third party charter															1,800,000
Net gain (loss) on sale																		3,100,000																															50,000
Number of wholly-owned special purpose companies sold to Frontline 2012 (in number of subsidiaries																																																																			15
Percentage of share capital obtained in Frontline 2012 (in hundredths)																																																																			8.80%
Amount of working capital balances outstanding																																																																			10,500,000
Agreed per day rate reduction														6,500						6,500
Length of period over which rate reduction applies														4Y
Total Compensation paid in exchange for rate reduction														106,000,000
Amount of total compensation paid which is a non-refundable prepayment of profit share														50,000,000						50,000,000
Amount of total compensation paid which is a release of restricted cash which served as security for charter payments														56,000,000						56,000,000
Compensation percentage of any difference between the renegotiated rates and actual market rate up to the original contract rates														100.00%						100.00%
Percentage of charter revenues earned the Company agrees to pay as profit sharing expense in excess of daily base charterhire paid (in hundredths)														20.00%						20.00%
Adjusted Percentage of charter revenues earned the Company agrees to pay as profit sharing expense in excess of original threshold rate (in hundredths)														25.00%						25.00%
Vessel purchase from related party amount																							58,500,000
Number of double hull crude oil tankers and OBOs (number of vessels)																31
Restricted cash deposit reduction as a result of charter agreement amendments																111,700,000
Restricted cash deposit reduction, vessels no longer requiring reserves																10,600,000
Advanced payment for charterhire less operating expenses																72,800,000
Percentage ownership of SeaTeam Singapore Pte Limited sold to Golden Ocean Group Limited																								25.00%
Proceeds from sale of shares in subsidiary																								100,000
Gain on sale of shares in subsidiary	200,000																							200,000
Related party loan amount																								500,000
Related party loan term																								5 Y
Related party loan interest rate (in hundredths)																								2.50%
Amount of charter service reserve reduced by loan																						26,500,000
Charter service reserve loan amount																						$ 26,500,000
Annual percentage guarantor fee received by Geveran (in hundredths)																														2.00%

DISPOSAL OF ASSETS (Details) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		3 Months Ended		3 Months Ended		3 Months Ended		3 Months Ended		1 Months Ended							4 Months Ended		1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Frontline 2012 Ltd [Member]	Jan. 31, 2011 Front VLCC Shanghai renamed Gulf Eyadah [Member]	Dec. 31, 2011 Front VLCC Shanghai renamed Gulf Eyadah [Member]	Mar. 31, 2011 VLCC Front Eagle renamed DHT Eagle [Member]	Dec. 31, 2011 VLCC Front Eagle renamed DHT Eagle [Member]	Dec. 31, 2011 Vessels and Equipment [Member]	Sep. 30, 2011 Vessels and Equipment [Member] Suzemax Front Fighter [Member]	Oct. 31, 2011 Vessels and Equipment [Member] Suzemax Front Fighter [Member]	Sep. 30, 2011 Vessels and Equipment [Member] Front Hunter [Member]	Nov. 30, 2011 Vessels and Equipment [Member] Front Hunter [Member]	Sep. 30, 2011 Vessels and Equipment [Member] Front Delta [Member]	Dec. 31, 2011 Vessels and Equipment [Member] Front Delta [Member]	Sep. 30, 2011 Vessels and Equipment [Member] Front Beta [Member]	Dec. 31, 2011 Vessels and Equipment [Member] Front Beta [Member]	Jan. 31, 2011 Vessels and Equipment [Member] VLCC Front Shanghai [Member]	Sep. 30, 2009 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Duchess [Member]	Mar. 31, 2010 Ship Finance International Limited [Member] Vessels and Equipment [Member] Golden River [Member]	Feb. 28, 2011 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Highness [Member]	Mar. 31, 2011 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Ace [Member]	Apr. 30, 2011 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Leader [Member]	May 31, 2011 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Breaker [Member]	Apr. 30, 2012 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Striver [Member]	Oct. 31, 2011 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Striver [Member]	Mar. 31, 2010 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Vista [Member]	Feb. 28, 2010 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Vista [Member]	Mar. 31, 2011 Ship Finance International Limited [Member] Vessels and Equipment [Member] VLCC Front Eagle renamed DHT Eagle [Member]	Apr. 30, 2010 CalPetro Tankers (Bahamas III) Limited [Member] Vessels and Equipment [Member] Front Voyager [Member]	Dec. 31, 2011 Frontline 2012 [Member]	Dec. 31, 2011 Frontline 2012 [Member] Vessels and Equipment [Member] VLCC Vessels [Member]	Dec. 31, 2011 Frontline 2012 [Member] Vessels and Equipment [Member] Suzemax Vessels [Member]	Dec. 31, 2011 Frontline 2012 [Member] Newbuildings [Member] VLCC Vessels [Member]
Significant Acquisitions and Disposals [Line Items]
Lease termination payments received																			$ 2,400,000	$ 2,900,000	$ 2,900,000	$ 2,400,000
Net gain (loss) on sale											(100,000)		50,000		10,000		(400,000)		3,100,000		2,900,000	2,400,000	(9,300,000)	(8,500,000)		(9,200,000)				100,000	(306,972,000)
Vessel purchase from related party amount																												58,500,000
Lease termination payments paid																							7,700,000	6,600,000	8,100,000			400,000
Impairment losses on vessels and equipment	121,443,000	0	0						121,443,000	27,100,000		30,600,000		18,500,000		20,400,000
Sale leaseback, sale price																		91,200,000									60,000,000		67,000,000
Length of installment period (in years)																											10Y
Proceeds from sale of vessel																														8,300,000
Lease termination payment paid																							7,700,000	6,600,000	8,100,000			400,000
Number of each vessel type or newbuilding contract sold to related party (in number of vessels)																																6	4	5
Leases, Schedule of Leased Assets [Line Items]
Gain on sale leaseback transaction recognized in period						13,800,000		7,500,000
New lease term (in years)					2Y		2Y
Gain being amortized over length of charter						$ 7,900,000		$ 9,500,000
Related Party Transaction [Line Items]
Number of wholly-owned special purpose companies sold to Frontline 2012 (in number of subsidiaries)				15

NONCONTROLLING INTEREST AND DIVIDEND DISTRIBUTION TO SHAREHOLDERS (Details) (USD $)	1 Months Ended	12 Months Ended
	Aug. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 06, 2008
NONCONTROLLING INTEREST AND DIVIDEND DISTRIBUTION [Abstract]
Percentage of minority interest sold (in hundredths)	25.00%
Proceeds from sale of shares in subsidiary	$ 100,000	$ 128,882,000	$ 100,000	$ 0
Gain on sale of shares in subsidiary	$ 200,000
Percentage of investment distributed as special dividend-in-kind (in hundredths)					17.53%
Percentage of subsidiary owned (in hundredths)		82.47%	82.47%

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Special Purpose Entities [Member]	Apr. 01, 2015 Special Purpose Entities [Member]	Dec. 31, 2010 Special Purpose Entities [Member]	Dec. 31, 2013 Ship Finance International Limited [Member]	Dec. 31, 2012 Ship Finance International Limited [Member]	Dec. 31, 2011 Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Number of vessels sold and leased back				4		9
Leased back on charters (in years)				8 to 12.5 Y
Options on the lessor's side to extend the charters (upper range) (in years)				5Y
Number of charters accounted for as capital leases						5
Number of charters accounted for as operating leases						4
Number of vessels with options to put the leased vessels to the company at the end of the lease term				4		6
Total amount of potential payment under put options with respect to operating leases				$ 0		$ 9,500,000
Total amount of potential payment under put options with respect to capital leases				36,000,000		45,500,000
Number of vessels on long-term bareboat charters to Chevron				3
Chevron holds options to purchase each vessel on April 1, 2015					1
Newbuilding installments	87,400,000	25,000,000	112,400,000
Number of vessels with early termination of bareboat charters and subsequent sale									3
Amount committed to be paid in early termination fees to the bareboat charterer							1,200,000	2,500,000
Total of negotiated compensation payments for sale of vessels with early terminations									$ 29,900,000

SUPPLEMENTAL INFORMATION (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Lease Modifications [Member]
Non-cash investing and financing activities [Abstract]
Reduction in capital lease obligation which resulted from reassessment of leases due to change in lease terms	$ 156.3
Sale of Wholly-Owned Subsidiaires [Member]
Non-cash investing and financing activities [Abstract]
Carrying amount as of the balance sheet date of debt which was transferred as part of the sale of special purpose companies to Frontline 2012	666.3
Fair value amount as of the balance sheet date of newbuilding installments outstanding which transferred as part of the sale of the special purpose companies to Frontline 2012	$ 325.5
Number of wholly-owned special purpose companies sold to Frontline 2012	15

POOL REVENUES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
POOL REVENUES [Abstract]
Pool earnings allocated on a net basis	$ 43.2	$ 125.6	$ 120.9

SUBSEQUENT EVENTS (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Sale of Front Alfa Suezmax [Member]
Subsequent Event [Line Items]
Subsequent Event, Date		Mar 21, 2012
Amount of debt pertaining to vessel retired prior to sale		12,900,000
Loss on sale	2,100,000
4.5% Convertible bond due 2015 [Member]
Subsequent Event [Line Items]
Subsequent Event, Date		Mar 31, 2012
Notional value of convertible bonds	10,000,000
Purchase price of convertible bonds extinguished	5,400,000
Gain recognized on early extinguishment of debt	$ 4,600,000
Percentage of convertible bonds held (in hundredths)	4.40%
Early termination of Bareboat Charters [Member]
Subsequent Event [Line Items]
Subsequent Event, Date		Sep 30, 2011
Number of vessels with early termination of bareboat charters		3